    As filed with the Securities and Exchange Commission on February 11, 2005

                       Registration Nos. 333-121205; 811-21682

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
      Pre-Effective Amendment No. 1                                          [X]
      Post-Effective Amendment No.                                           [ ]

                       and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
      Amendment No.                                                          [ ]

                          BB&T VARIABLE INSURANCE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 228-1872

                          Keith F. Karlawish, President
                          BB&T Variable Insurance Funds
                                3435 Stelzer Road
                              Columbus, Ohio 43219
               (Name and Address of Agent for Service of Process)

                                 With copies to:
                             Alan G. Priest, Esquire
                                Ropes & Gray LLP
               One Metro Center, 700 12th Street, N.W., Suite 900
                             Washington, D.C. 20005

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration statement.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

                          BB&T VIF LARGE CAP VALUE FUND

                          BB&T VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                                 1-800-288-1872

The BB&T VIF Large Cap Value Fund (the "Fund") seeks capital growth, current income, or both by investing primarily in stocks. The Fund's goals and investment program are described in detail inside. BB&T Asset Management, Inc. ("BB&T Asset Management") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T Asset Management.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE SEPARATE ACCOUNT'S PROSPECTUS DESCRIBING THE VARIABLE INSURANCE CONTRACT. PLEASE READ BOTH PROSPECTUSES AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

The date of this prospectus is March 1, 2005.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY AND FUND EXPENSES
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
  Fund Expenses
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Market Timing/Short-Term Trading
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser
  Administrator and Distributor
TAXATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

                      RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVES

The Fund seeks capital growth, current income, or both.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities issued by large capitalization companies, which may include common stocks, preferred stocks, warrants, or debt instruments that are convertible into common stocks.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in stocks. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, if any, generally will change in value inversely with changes in interest rates. Also, the Fund's investments may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

FUND EXPENSES

The following expense table indicates the expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees*...........................................   0.74%
Other Expenses*............................................   0.30%
                                                              ----
Total Annual Fund Operating Expenses*......................   1.04%

* BB&T Asset Management currently limits its management fees to 0.65%. Other expenses currently are being limited to 0.16%. Total annual operating expenses, after fee waivers and expense reimbursements, currently are limited to 0.95%. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time. Other Expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year            3 Years
$ 97              $ 322

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T Asset Management acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is capital growth, current income, or both. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities issued by large capitalization companies, which may include common stocks, preferred stocks, warrants, or debt instruments that are convertible into common stocks. Large capitalization companies are those companies with a capitalization within the range of those companies in the Russell 1000(R) Value Index, as well as American Depositary Receipts ("ADRs").

Equity securities purchased by the Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system. While some stocks may be purchased primarily to achieve the Fund's investment objective for income, most stocks will be purchased by the Fund primarily in pursuit of its investment objective for growth.

BB&T Asset Management uses a value-oriented investment approach that focuses on stocks of issuers which over a five year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders. In evaluating prospective investments, BB&T Asset Management may consider factors such as the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential, as well as historical value measures such as price-earnings ratios, profit margins and liquidation values. The Fund may invest in companies of any size, although most stocks purchased will be issued by companies whose market capitalizations are large relative to the entirety of the U.S. securities markets, but not as large as many of the stocks represented in such broad market indexes as the Russell 1000(R) Value Index and the S&P 500(R) Index.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on the Fund's investment strategies may be found in its most recent annual/semi-annual report and in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following:

MARKET RISK

Although stocks historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Fund may invest in stocks issued by foreign companies, although it will do so only if the stocks are traded in the U.S. The stocks of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks.

BB&T Asset Management tries to manage market risk by primarily investing in relatively large capitalization "value" stocks of U.S. issuers. Stocks of larger companies tend to be less volatile than those of smaller companies, and value stocks in theory limit downside risk because they are underpriced. Of course, BB&T Asset Management's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. The market could favor growth stocks, or may not favor equities at all. In addition, the Fund may produce more modest gains than stock funds with more aggressive investment profiles.

INTEREST RATE RISK

Although the Fund's primary investment focus is stocks, it may invest in debt securities and other types of fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth. Investors should note that interest rates currently are at or near historic lows.

CREDIT RISK

The Fund's investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

TEMPORARY INVESTMENTS

BB&T Asset Management may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

                               VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund are generally valued at current market prices. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price, if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded. If market quotations are not readily available (which may include closing prices which appear to be unreliable due to subsequent events), the securities will be fair valued using guidelines adopted by the Board of Trustees of the BB&T Variable Insurance Funds (the "Trust"). For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and BB&T Asset Management. Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

Shares of the Fund are purchased or redeemed at the net asset value per share based on the next determination after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

The Trust currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

MARKET TIMING/SHORT-TERM TRADING

Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions of Fund shares disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

THE BOARD OF TRUSTEES HAS APPROVED POLICIES INTENDED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING. THE BOARD OF TRUSTEES DOES NOT ACCOMMODATE SUCH PRACTICES AND APPLIES ITS POLICIES UNIFORMLY TO ALL FUND SHAREHOLDERS. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, DO NOT INVEST IN SHARES OF THE FUND. The Fund will reject any request to purchase shares which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority over multiple accounts). Exchanges between Funds are limited to 12 in any calendar year with no more than three in any calendar quarter.

While the Fund discourages market timing and excessive short-term trading, the Fund cannot always know or reasonably detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements or insurance company separate accounts. In addition, monitoring and discouraging market timing and excessive trading may require the cooperation of insurance companies or other financial intermediaries, which cannot necessarily be assured.

SERVICING AGENTS

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

BB&T Asset Management, Inc. ("BB&T Asset Management"), 434 Fayetteville Street, Raleigh, N.C. 27601, is the Fund's investment adviser. BB&T Asset Management is a separate wholly-owned subsidiary of BB&T Corporation.

Branch Banking and Trust Company ("BB&T Bank") is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2004, BB&T Corporation had assets of approximately $100.5 billion. Through its subsidiaries, BB&T Corporation operates over 1,400 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T Asset Management, the Trust pays BB&T Asset Management an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of:
(a) 0.74% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T Asset Management.

BB&T Asset Management or its affiliates may, out of their own resources and at no additional cost to the Fund or investors, pay financial intermediaries for providing distribution and/or administrative services to the Fund or investors in the Fund.

Portfolio Manager

Richard B. Jones is the person who has been primarily responsible for the management of the Fund. Mr. Jones has been a portfolio manager in the BB&T Asset Management Trust Division and BB&T Asset Management since 1987. He holds a B.S. in Business Administration from Miami (Ohio) University and an M.B.A. from The Ohio State University.

ADMINISTRATOR AND DISTRIBUTOR

BB&T Asset Management is the administrator for the Fund. BISYS Fund Services Ohio, Inc. acts as the Fund's sub-administrator, principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

                                    TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the

Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                               GENERAL INFORMATION

DESCRIPTION OF THE TRUST AND ITS SHARES

BB&T Variable Insurance Funds was organized as a Massachusetts business trust in 2004. BB&T Variable Insurance Funds currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future and, unless a policy or procedure is expressly designated as fundamental, may change the Fund's policies and procedures without shareholder approval. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property (to the extent of the assets of the particular series of shares of which the shareholder is a holder) for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

MISCELLANEOUS

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

For more information about the Fund, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

AN INVESTOR CAN GET FREE COPIES OF THE REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS ANY QUESTIONS ABOUT THE FUND, BY CONTACTING A BROKER OR BANK THAT SELLS AN INSURANCE CONTRACT THAT OFFERS THE FUND AS AN INVESTMENT OPTION. OR CONTACT THE FUND AT:

                          BB&T VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                            TELEPHONE: 1-800-288-1872

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

- Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-21682.

                      BB&T VIF CAPITAL MANAGER EQUITY FUND

                          BB&T VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                                 1-800-288-1872

The BB&T VIF Capital Manager Equity Fund (the "Fund") seeks capital appreciation by investing primarily in a diversified portfolio of mutual funds offered by the BB&T Funds, an affiliated open-end investment company. The Fund's goals and investment program are described in detail inside. BB&T Asset Management, Inc. ("BB&T Asset Management") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T Asset Management.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE SEPARATE ACCOUNT'S PROSPECTUS DESCRIBING THE VARIABLE INSURANCE CONTRACT. PLEASE READ BOTH PROSPECTUSES AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

The date of this prospectus is March 1, 2005.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY AND FUND EXPENSES
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
  Fund Expenses
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Market Timing/Short-Term Trading
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser
  Administrator and Distributor
TAXATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

                      RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE

The Fund seeks capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity mutual funds offered by the BB&T Funds, an affiliated open-end investment company (the "Underlying Funds"). The Fund will purchase shares of the Underlying Funds at net asset value and without sales charge.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of its investments in Underlying Funds may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in Underlying Funds that primarily invest in common stocks and other equity securities. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in Underlying Funds that primarily invest in fixed income securities generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in Underlying Funds that primarily invest in fixed income securities, may expose the Fund to credit risk, which is the risk that an issuer of the portfolio securities held by the Underlying Funds will default or not be able to meet its financial obligations.

In addition, the Fund is subject to foreign investment risk, which is the risk that the Fund's investments in Underlying Funds that invest in securities issued by foreign companies may subject the Fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

FUND EXPENSES

The following expense table indicates the expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees*...........................................   0.25%
Other Expenses**...........................................   0.26%
                                                              ----
Total Annual Fund Operating Expenses*......................   0.51%

* BB&T Asset Management currently limits its management fees to 0.10%. Total annual operating expenses, after fee waivers and expense reimbursements, currently are limited to 0.14%. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time.

**    Other Expenses are based on estimated amounts for the current fiscal year.

      In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the underlying funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the underlying funds. After combining the total operating expenses of the Fund with those of the underlying funds, the weighted average expense ratio for the Fund, expressed as a percentage of average daily net assets, is estimated for the current fiscal year to be approximately 1.55%. It is generally estimated to vary within the following estimated range of expense ratios: 1.60% to 1.71%.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year        3 Years
$14           $126

                       INVESTMENT OBJECTIVE AND STRATEGIES

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T Asset Management acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity Underlying Funds. BB&T Asset Management anticipates that the Fund generally will focus on Underlying Funds that invest primarily in equity securities. However, it also may invest a portion of its assets in Underlying Funds that invest primarily in fixed income securities or money market instruments. For temporary cash management and liquidity purposes, the Fund also may hold cash and invest in short-term obligations.

The Fund's investment strategy is diversified by its investments in the Underlying Funds, which invest in growth- and value- oriented equity securities, foreign securities, debt securities, and cash and cash equivalents. The allocation of the Fund's assets among the Underlying Funds will be made by BB&T Asset Management, which will make allocation decisions according to its outlook for the economy, financial markets, and relative market valuation of the Underlying Funds. The Fund's net asset value will fluctuate with changes in the securities markets and the value of the Underlying Funds in which it invests.

More information on the Fund's investment strategies, and those of the Underlying Funds, may be found in the Statement of Additional Information (see back cover).

INVESTMENT OBJECTIVES AND POLICIES -- UNDERLYING FUNDS

Following are brief descriptions of the Underlying Funds in which the Fund may invest. Underlying Funds may be added or deleted as investment options at the discretion of BB&T Asset Management.

BB&T Equity Funds

BB&T Equity Index Fund. The BB&T Equity Index Fund's investment objective is to seek investment results that correspond to the total return of the broad range of common stocks represented in the S&P 500(R) Index. The fund seeks this objective by investing all of its assets in a separate mutual fund, called the S&P 500(R) Index Master Portfolio ("Master Portfolio"). The Master Portfolio pursues its investment objective by holding each of the stocks that make up the S&P 500(R) Index.

      - About the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged index comprising stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. As of a recent date, the average capitalization of companies in the S&P 500(R) Index was $90 billion.

BB&T Large Company Growth Fund. The BB&T Large Company Growth Fund's investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies. Under normal market conditions, the fund will invest at least 80% of its assets in common stocks of large capitalization companies which are those companies with market capitalizations within the range of those companies in the Russell 1000 Growth(R) Index. As of a recent date, the market capitalizations of companies in the Russell 1000 Growth(R) Index ranged from $613 million to $325 billion.

When choosing securities for the fund, BB&T Asset Management uses a variety of economic projections, quantitative techniques, and earnings projections in formulating individual stock purchase and sale decisions. In choosing individual stocks, BB&T Asset Management identifies companies with a history of above average growth or companies that are expected to enter periods of above average growth. Some of the criteria that BB&T Asset Management uses to select these companies are return on equity, price and earnings momentum, earnings surprise, the company's management and the company's position within its industry.

BB&T Large Company Value Fund. The BB&T Large Company Value Fund's investment objective is to seek capital growth, current income or both, primarily through investment in stocks. Under normal market conditions, the fund will invest at least 80% of its assets in stocks of large capitalization companies which are those companies with market capitalizations within the range of those companies in the Russell 1000(R) Value Index. As of a recent date, the market capitalizations of companies in the Russell 1000(R) Value Index ranged from $613 million to $281 billion. These stocks may include common stocks, preferred stocks, warrants, or debt instruments that are convertible to common stocks. While some stocks may be purchased primarily to achieve the fund's investment objective for income, most stocks will be purchased by the fund primarily in furtherance of its investment objective for growth.

BB&T Mid Cap Growth Fund. The BB&T Mid Cap Growth Fund's investment objective is to seek long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its assets in common stocks of U.S. companies with medium market capitalizations that have an established record of growth and continue to present significant potential for capital appreciation. Medium capitalization companies are generally those companies with market capitalizations within the range of those companies in the Russell Mid Cap Growth(R) Index. As of a recent date, the market capitalizations of companies in the Russell Mid Cap Growth(R) Index ranged from $613 million to $18 billion. In selecting investments for the fund, BB&T Asset Management will consider growth factors such as a company's new products, changes in management, and business restructurings. BB&T Asset Management will also search for companies that have established records of earnings and sales growth over a period of at least two years that it believes are poised to meet or exceed these figures going forward.

BB&T Asset Management may sell a stock if a company fails to meet earnings or revenue expectations or becomes overvalued (i.e., high price/earnings ratio relative to its earnings growth). BB&T Asset Management also may sell a stock to change the fund's weighting in a particular company or industry sector, or if better opportunities are available. Due to its investment strategy, the fund may buy and sell securities frequently, which may result in higher transaction costs.

BB&T Mid Cap Value Fund. The BB&T Mid Cap Value Fund's investment objective is to seek current income, with a secondary goal of moderate capital appreciation. Under normal market conditions, the fund seeks this objective by investing at least 80% of its assets in domestically traded common stocks of U.S. companies whose average market capitalization is within the range of those companies in the Russell Midcap(R) Value Index. As of a recent date, the market capitalizations of companies in the Russell Midcap(R) Value Index ranged from $613 million to $17 billion.

In managing the fund, BB&T Asset Management attempts to diversify across different economic sectors, selecting the stocks that BB&T Asset Management believes are undervalued and have a favorable outlook. In choosing individual stocks BB&T Asset Management, examines the value, growth and momentum characteristics of a particular issuer. While most stocks may be purchased primarily for capital appreciation, some stocks will be purchased for current income. BB&T Asset Management will favor stocks of issuers which over a five-year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.

BB&T Small Company Growth Fund. The BB&T Small Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies. Under normal market conditions, the fund seeks this objective by investing at least 80% of its assets in small capitalization companies whose capitalization is within the range of those companies in the Russell 2000 Growth(R) Index. As of a recent date, the market capitalizations of companies in the Russell 2000 Growth(R) Index ranged from $31 million to $3 billion. In making portfolio investments, the fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth and trading liquidity.

BB&T Small Company Value Fund. The BB&T Small Company Value Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization value companies. Under normal market conditions, the fund seeks this objective by investing at least 80% of its assets in small capitalization companies whose capitalization is within the range of those companies in the Russell 2000 Value(R) Index. As of a recent date, the market capitalizations of companies in the Russell 2000 Value(R) Index ranged from $20 million to $3 billion. In making portfolio investments, the fund uses a quantitative process to examine the value, growth, and momentum characteristics of individual stocks.

BB&T International Equity Fund. The BB&T International Equity Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of foreign issuers. Under normal market conditions, the fund will invest at least 80% of its assets in equity securities and at least 65% of its assets in non-dollar denominated equity securities primarily in countries included in the Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far East) Index ("MSCI EAFE(R) Index"). The Fund may also invest its assets in countries with emerging economies or securities markets. The fund will be diversified across countries, industry groups and companies with investment at all times in at least three foreign countries.

When choosing securities, a value investment style is employed so that the investment sub-adviser targets equity securities that are believed to be undervalued. The investment sub-adviser will emphasize stocks with price/earnings ratios below average for a security's earnings trend, and a security's price momentum will be also a factor considered in security selection. The investment sub-adviser will also consider macroeconomic factors such as the prospects for relative economic growth among certain foreign countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships.

      - About the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of developed countries in Europe, Australia, and the Far East. The MSCI EAFE(R) Index is considered to be generally representative of the performance of the stock markets of the more industrialized countries in those regions.

BB&T Bond Funds

The investment objective of each of these Underlying Funds is to seek current income consistent with the preservation of capital:

      - The BB&T Short U.S. Government Fund under normal market conditions will invest at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in high grade collateralized mortgage obligations. The duration of the fund will be from 1.0 to 3.5 years.

      - The BB&T Intermediate U.S. Government Fund under normal market conditions also will invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and at least 80% of its assets will be invested in bonds. Bonds for this purpose will include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The duration of the fund will be from 3.0 to 7.0 years.

      - The BB&T Intermediate Corporate Bond Fund invests in a diversified portfolio of corporate bonds and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal market conditions, at least 80% of its assets will be invested in investment grade corporate bonds. The fund may invest up to 15% of its assets in corporate debt obligations that are not investment grade.

            The duration of the fund will be from 3.0 to 7.0 years.

These Underlying Funds also may invest in other types of bonds and fixed income instruments, short-term obligations, and the shares of other investment companies.

BB&T Money Market Funds

The investment objective of each of these Underlying Funds is to seek current income with liquidity and stability of principal:

      - The BB&T U.S. Treasury Money Market Fund invests exclusively in short-term U.S. dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

      - The BB&T Prime Money Market Fund invests exclusively in U.S. dollar-denominated, "high-quality" short-term debt obligations.

Obligations purchased by these money market funds are limited to obligations which BB&T Asset Management has determined present minimal credit risks. Although these funds seek to preserve a share value equal to $1.00 per share, it is possible to lose money by investing in these Underlying Funds. These investments are not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                               RISK CONSIDERATIONS

The Fund's investment strategies may subject it to a number of risks, including the following:

MARKET RISK

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent an Underlying Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

Certain of the Underlying Funds may invest in value stocks, which in theory limit downside risk because they are underpriced. Of course, an Underlying Fund's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued or that the market will ever recognize its true value. In addition, to the extent that an Underlying Fund invests in value stocks or attempts to moderate potential volatility by investing in dividend-paying growth stocks, the Underlying Fund may produce more modest gains than equity funds with more aggressive investment profiles.

BB&T Asset Management tries to manage market risk by diversifying the Fund's investments among the Underlying Funds, which are themselves diversified portfolios. However, BB&T Asset Management's success in moderating market risk cannot be assured. In addition, because the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without this constraint. You could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

SMALL- AND MID-CAP INVESTMENT RISK

Certain of the Underlying Funds may invest in small- and mid-cap companies. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of small- and mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. As a result, small- and mid-cap stocks may fluctuate more in value than larger-cap stocks and funds that invest in them.

FOREIGN INVESTMENT RISK

Certain of the Underlying Funds may invest in securities issued by foreign companies, and the BB&T International Equity Fund will invest primarily in equities of foreign companies. The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Underlying Funds may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks.

INTEREST RATE RISK

Although the Fund's primary investment focus is equities, it may invest in Underlying Funds that invest in debt securities and other types of fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. Interest rate risk may be greater for the Underlying Funds' investments in mortgage- and asset-backed securities, because when interest rates rise, the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly. Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing an Underlying Fund to invest at lower prevailing interest rates. In addition, changes in interest rates may affect the operations of the issuers of equities in which the Underlying Funds invest. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth. Investors should note that interest rates currently are at or near historic lows.

CREDIT RISK

The Underlying Funds' investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Underlying Funds invest. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, indirectly impact the value of the Fund's shares. The Underlying Funds may to some extent invest in lower rated fixed income securities. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments.

ACTIVE TRADING

Some of the Underlying Funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

INDEXING RISK

The net asset value of the BB&T Equity Index Fund, which is not actively managed, may be disproportionately affected by short and long-term changes in the characteristics of the companies whose securities make up the S&P 500(R) Index, the general performance of such companies, modifications in the criteria for companies selected to make up the index, suspension or termination of the operation of the index, and the activities of issuers whose market capitalization represents a disproportionate amount of the total market capitalization of the index.

INVESTMENT IN UNDERLYING FUNDS

Because the Fund normally will invest substantially all of its assets in the Underlying Funds, it will incur its pro rata share of the Underlying Funds' expenses. In addition, the Fund will be subject to the effects of business and regulatory developments that affect the Underlying Funds or the investment company industry generally.

TEMPORARY INVESTMENTS

BB&T Asset Management may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. The Underlying Funds generally have comparable investment flexibility. If the Fund or an Underlying Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund and Underlying Funds, their investment strategies, and their risks.

                               VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of an Underlying Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The Fund values its investments in the Underlying Funds at the net asset value per share of each Underlying Fund in which it invests. The portfolio securities in the Underlying Funds are generally valued at current market prices. If market quotations are not readily available (which may include prices which appear to be unreliable due to subsequent events), the securities will be fair valued using guidelines adopted by the Board of Trustees of the BB&T Variable Insurance Funds (the "Trust"). For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and BB&T Asset Management. Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

Shares of the Fund are purchased or redeemed at the net asset value per share based on the next determination after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

The Trust currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

MARKET TIMING/SHORT-TERM TRADING

Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions of Fund shares disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

THE BOARD OF TRUSTEES HAS APPROVED POLICIES INTENDED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING. THE BOARD OF TRUSTEES DOES NOT ACCOMMODATE SUCH PRACTICES AND APPLIES ITS POLICIES UNIFORMLY TO ALL FUND SHAREHOLDERS. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, DO NOT INVEST IN SHARES OF THE FUND. The Fund will reject any request to purchase shares which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority over multiple accounts). Exchanges between Funds are limited to 12 in any calendar year with no more than three in any calendar quarter.

While the Fund discourages market timing and excessive short-term trading, the Fund cannot always know or reasonably detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements or insurance company separate accounts. In addition, monitoring and discouraging market timing and excessive trading may require the cooperation of insurance companies or other financial intermediaries, which cannot necessarily be assured.

SERVICING AGENTS

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

BB&T Asset Management, Inc. ("BB&T Asset Management"), 434 Fayetteville Street, Raleigh, N.C. 27601, is the Fund's investment adviser. BB&T Asset Management is a separate wholly-owned subsidiary of BB&T Corporation.

Branch Banking and Trust Company ("BB&T Bank") is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2004, BB&T Corporation had assets of approximately $100.5 billion. Through its subsidiaries, BB&T Corporation operates over 1,400 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T Asset Management, the Trust pays BB&T Asset Management an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of:
(a) 0.25% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T

Asset Management. As a shareholder of an Underlying Fund, the Fund also will indirectly bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Fund.

BB&T Asset Management or its affiliates may, out of their own resources and at no additional cost to the Fund or investors, pay financial intermediaries for providing distribution and/or administrative services to the Fund or investors in the Fund.

Portfolio Manager

David Ellis is the portfolio manager of the Fund. Mr. Ellis is a Senior Vice President and Director of Asset Allocation/Risk Management for BB&T Asset Management. He has been with BB&T Asset Management and its predecessors since 1986.

ADMINISTRATOR AND DISTRIBUTOR

BB&T Asset Management is the administrator for the Fund. BISYS Fund Services Ohio, Inc. acts as the Fund's sub-administrator, principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

                                    TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                               GENERAL INFORMATION

DESCRIPTION OF THE TRUST AND ITS SHARES

BB&T Variable Insurance Funds was organized as a Massachusetts business trust in 2004. BB&T Variable Insurance Funds currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future and, unless a policy or procedure is expressly designated as fundamental, may change the Funds' policies and procedures without shareholder approval. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property (to the extent of the assets of the particular series of shares of which the shareholder is a holder) for all loss and expense of any shareholder held personally liable for the obligations of the Trust.

Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

MISCELLANEOUS

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

For more information about the Fund, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

AN INVESTOR CAN GET FREE COPIES OF THE REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS ANY QUESTIONS ABOUT THE FUND, BY CONTACTING A BROKER OR BANK THAT SELLS AN INSURANCE CONTRACT THAT OFFERS THE FUND AS AN INVESTMENT OPTION. OR CONTACT THE FUND AT:

                          BB&T VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                            TELEPHONE: 1-800-288-1872

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

      - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

      - Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-21682.

                       BB&T VIF LARGE COMPANY GROWTH FUND

                          BB&T VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                                 1-800-288-1872

The BB&T VIF Large Company Growth Fund (the "Fund") seeks capital growth by investing in a diversified portfolio of equity securities issued by large capitalization growth companies. The Fund's goals and investment program are described in detail inside. BB&T Asset Management, Inc. ("BB&T Asset Management") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T Asset Management.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE SEPARATE ACCOUNT'S PROSPECTUS DESCRIBING THE VARIABLE INSURANCE CONTRACT. PLEASE READ BOTH PROSPECTUSES AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

The date of this prospectus is March 1, 2005.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY AND FUND EXPENSES
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
  Fund Expenses
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Market Timing/Short-Term Trading
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser
  Administrator and Distributor
TAXATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

                      RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE

The Fund seeks capital growth.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities issued by large capitalization companies, and will primarily invest in companies that BB&T Asset Management believes have the potential to provide significant capital growth. Large capitalization companies are those companies whose market capitalization is within the range of those companies in the Russell 1000(R) Growth Index. A portion of the Fund's assets may be invested in preferred stock or bonds convertible into common stock.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Large-capitalization growth stocks may fall out of favor with investors, and may be particularly volatile in the event of earnings disappointments or other financial difficulties. The market could favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

FUND EXPENSES

The following expense table indicates the expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees*...........................................    0.74%
Other Expenses**...........................................    0.46%
                                                               ----
Total Annual Fund Operating Expenses*......................    1.20%

* BB&T Asset Management currently limits its management fees to 0.50%. Total annual operating expenses, after fee waivers and expense reimbursements, currently are limited to 0.96%. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time.

**    Other Expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year        3 Years
$98           $357

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T Asset Management acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is capital growth. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities issued by large capitalization companies, and will primarily invest in companies that BB&T Asset Management believes have the potential to provide significant capital growth.

In choosing investments for the Fund, BB&T Asset Management uses a variety of economic projections, earnings projections, and quantitative analysis. Quantitative analysis focuses on technical data, such as price and volume information, and does not apply value judgments or utilize traditional economic analysis in determining the investment merit of a particular investment. BB&T Asset Management also identifies companies with a history of above average growth or companies that are expected to enter periods of above average growth when choosing investments for the Fund.

In addition to common stock, the Fund also utilizes convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The Fund also may invest in debt securities. The portion of the Fund's total assets invested in common stock, preferred stock, convertible securities, and debt securities varies according to BB&T Asset Management's assessment of market and economic conditions and outlook.

About the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index is an unmanaged index composed of those stocks of in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth rates. As of a recent date, the market capitalization of companies in the Russell 1000(R) Growth Index ranged from $613 million to $325 billion.

In addition to the above, the Fund has the flexibility to make other portfolio investments and engage in other investment techniques. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see the back cover).

The Fund's investment strategies may subject it to a number of risks, including the following:

MARKET RISK

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent the Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

Because industries, companies or countries experiencing economic growth can change, the Fund's performance could suffer if BB&T Asset Management is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which the Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

INTEREST RATE RISK

Although the Fund's primary investment focus is equities, the Fund may invest in fixed income securities, such as convertible bonds, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth. Investors should note that interest rates currently are at or near historic lows.

CREDIT RISK

The Fund's investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

ACTIVE TRADING

The Fund will not generally trade in securities for short-term profits. However, the Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

TEMPORARY INVESTMENTS

BB&T Asset Management may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

                               VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund are generally valued at current market prices. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (ADR's), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price, if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded. If market quotations are not readily available (which may include closing prices which appear to be unreliable due to subsequent events), the securities will be fair valued using guidelines adopted by the Board of Trustees of the BB&T Variable Insurance Funds (the "Trust"). For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and BB&T Asset Management. Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

Shares of the Fund are purchased or redeemed at the net asset value per share next based on the next determination after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

The Trust currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

MARKET TIMING/SHORT-TERM TRADING

Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions of Fund shares disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

THE BOARD OF TRUSTEES HAS APPROVED POLICIES INTENDED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING. THE BOARD OF TRUSTEES DOES NOT ACCOMMODATE SUCH PRACTICES AND APPLIES ITS POLICIES UNIFORMLY TO ALL FUND SHAREHOLDERS. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, DO NOT INVEST IN SHARES OF THE FUND. The Fund will reject any request to purchase shares which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority over multiple accounts). Exchanges between Funds are limited to 12 in any calendar year with no more than three in any calendar quarter.

While the Fund discourages market timing and excessive short-term trading, the Fund cannot always know or reasonably detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements or insurance company separate accounts. In addition, monitoring and discouraging market timing and excessive trading may require the cooperation of insurance companies or other financial intermediaries, which cannot necessarily be assured.

SERVICING AGENTS

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

BB&T Asset Management, Inc. ("BB&T Asset Management"), 434 Fayetteville Street, Raleigh, N.C. 27601, is the Fund's investment adviser. BB&T Asset Management is a separate wholly-owned subsidiary of BB&T Corporation.

Branch Banking and Trust Company ("BB&T Bank") is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2004, BB&T Corporation had assets of approximately $100.5 billion. Through its subsidiaries, BB&T Corporation operates over 1,400 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T Asset Management, the Trust pays BB&T Asset Management an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of:
(a) 0.74% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T Asset Management.

BB&T Asset Management or its affiliates may, out of their own resources and at no additional cost to the Fund or investors, pay financial intermediaries for providing distribution and/or administrative services to the Fund or investors in the Fund.

All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

Portfolio Manager

James L. Luke is the person primarily responsible for the management of the Fund. Mr. Luke is a Senior Vice President and Director of Growth Equity Management for BB&T Asset Management. He has been with BB&T Asset Management for the past 3 years. From March 1997 to November 2000 he was a portfolio manager with SunTrust Bank.

ADMINISTRATOR AND DISTRIBUTOR

BB&T Asset Management is the administrator for the Fund. BISYS Fund Services Ohio, Inc. acts as the Fund's sub-administrator, principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

                                    TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                               GENERAL INFORMATION

DESCRIPTION OF THE TRUST AND ITS SHARES

BB&T Variable Insurance Funds was organized as a Massachusetts business trust in 2004. The Trust currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future and, unless a policy or procedure is expressly designated as fundamental, may change the Funds' policies and procedures without shareholder approval. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property (to the extent of the assets of the particular series of shares of which the shareholder is a holder) for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

MISCELLANEOUS

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

For more information about the Fund, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

AN INVESTOR CAN GET FREE COPIES OF THE REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS ANY QUESTIONS ABOUT THE FUND, BY CONTACTING A BROKER OR BANK THAT SELLS AN INSURANCE CONTRACT THAT OFFERS THE FUND AS AN INVESTMENT OPTION. OR CONTACT THE FUND AT:

                          BB&T VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                            TELEPHONE: 1-800-288-1872

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

- Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-21682.

                          BB&T VIF MID CAP GROWTH FUND

                          BB&T VARIABLE INSURANCE FUNDS

                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                                 1-800-288-1872

The BB&T VIF Mid Cap Growth Fund (the "Fund") seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies with growth potential. The Fund's goals and investment programs are described in detail inside. BB&T Asset Management, Inc. ("BB&T Asset Management") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T Asset Management.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE SEPARATE ACCOUNT'S PROSPECTUS DESCRIBING THE VARIABLE INSURANCE CONTRACT. PLEASE READ BOTH PROSPECTUSES AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

The date of this prospectus is March 1, 2005.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY AND FUND EXPENSES
   Investment Objective
   Principal Investment Strategies
   Principal Investment Risks
   Fund Performance
   Fund Expenses
Investment Objective, Strategies and Risks VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
   Market Timing/Short-Term Trading
   Servicing Agents
 MANAGEMENT OF THE FUND
    Investment Adviser
    Administrator and Distributor
 TAXATION
 GENERAL INFORMATION
    Description of the Trust and Its Shares
    Miscellaneous
 FINANCIAL HIGHLIGHTS

                      RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. companies with market capitalization within the range of those companies in the Russell Mid Cap Growth(R) Index that BB&T Asset Management believes have an established record of growth and continue to present significant growth potential. In managing the Fund, BB&T Asset Management identifies companies that have established records of earnings and sales growth over a period of at least two years that it believes are poised to meet or exceed these figures going forward. These companies generally will have lower amounts of long-term debt; have attractive price/earnings ratios; and have stock prices which have outperformed the Russell Mid Cap Growth(R) Index.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in equity securities, and growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. The market could favor value stocks to the exclusion of growth stocks, or may not favor equities at all. In addition, investments in mid cap companies typically involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets, and lesser financial resources.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

FUND EXPENSES

The following expense table indicates the expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees......................................................   0.74%
Other Expenses*......................................................   0.42%
                                                                        ----
Total Annual Fund Operating Expenses.................................   1.16%

*        BB&T Asset Management currently limits its management fee to 0.55%.
         Total annual operating expenses, after fee waivers and expense reimbursements, currently are limited to 0.97%. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year            3 Years
$   99            $   350

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T Asset Management acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is long-term capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. companies with market capitalizations within the range of those companies in the Russell Mid Cap Growth(R) Index that BB&T Asset Management believes have an established record of growth and continue to present significant growth potential.

BB&T Asset Management searches for companies that have established records of earnings and sales growth over a period of at least two years that it believes are poised to meet or exceed these figures going forward. These companies will generally have lower amounts of long-term debt; attractive price/earnings ratios in relation to a company's three to five-year earnings per share growth rate; and stock prices which have outperformed the Russell Mid Cap Growth(R) Index over the previous six months. In evaluating prospective investments, BB&T Asset Management also considers growth factors such as a company's new products, changes in management, and business restructuring. BB&T Asset Management will attempt to avoid overweighting the Fund's position on any major market sector (technology, health care, consumer discretionary, and industrials) beyond 150% of the weighting that sector has in the Russell Mid Cap Growth(R) Index. The Fund may also invest in preferred stock, warrants, or debt securities that are convertible into common stock.

The Fund may, but is not required to, sell a portfolio investment if a company fails to meet earnings or revenue expectations or becomes overvalued, to change the Fund's weighting in a particular company or industry sector, or if better opportunities are available.

About the Russell Mid Cap(R) Growth Index. The Russell Mid Cap Growth(R) Index is an unmanaged index representative of the performance of a basket of more than 430 mid-cap growth stocks. As of a recent date, the market capitalizations of companies in the Russell Mid Cap Growth(R) Index ranged from $613 million to $18 billion.

In addition to the above, the Fund has the flexibility to make other portfolio investments and engage in other investment techniques. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see the back cover).

The Fund's investment strategies may subject it to a number of risks, including the following:

MARKET RISK

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent the Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. As a result, mid-cap stocks, and thus the Fund's shares, may fluctuate more in value than larger-cap stocks and funds that invest in them.

Because industries, companies or countries experiencing economic growth can change, the Fund's performance could suffer if BB&T Asset Management is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which the Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

INTEREST RATE RISK

Although the Fund's primary investment focus is equities, the Fund may invest in fixed income securities, such as convertible bonds, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth. Investors should note that interest rates currently are at or near historic lows.

CREDIT RISK

The Fund's investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

ACTIVE TRADING

The Fund will not generally trade in securities for short-term profits. However, the Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

TEMPORARY INVESTMENTS

BB&T Asset Management may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

                              VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund are generally valued at current market prices. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (ADRs), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price, if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded. If market quotations are not readily available (which may include closing prices which appear to be unreliable due to subsequent events), the securities will be fair valued using guidelines adopted by the Board of Trustees of the BB&T Variable Insurance Funds (the "Trust"). For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and BB&T Asset Management. Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

Shares of the Fund are purchased or redeemed at the net asset value per share based on the next determination after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

The Trust currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

MARKET TIMING/SHORT-TERM TRADING

Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions of Fund shares disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

THE BOARD OF TRUSTEES HAS APPROVED POLICIES INTENDED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING. THE BOARD OF TRUSTEES DOES NOT ACCOMMODATE SUCH PRACTICES AND APPLIES ITS POLICIES UNIFORMLY TO ALL FUND SHAREHOLDERS. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, DO NOT INVEST IN SHARES OF THE FUND. The Fund will reject any request to purchase shares which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority over multiple accounts). Exchanges between Funds are limited to 12 in any calendar year with no more than three in any calendar quarter.

While the Fund discourages market timing and excessive short-term trading, the Fund cannot always know or reasonably detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements or insurance company separate accounts. In addition, monitoring and discouraging market timing and excessive trading may require the cooperation of insurance companies or other financial intermediaries, which cannot necessarily be assured.

SERVICING AGENTS

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

BB&T Asset Management, Inc. ("BB&T Asset Management"), 434 Fayetteville Street, Raleigh, N.C. 27601, is the Fund's investment adviser. BB&T Asset Management is a separate wholly-owned subsidiary of BB&T Corporation.

Branch Banking and Trust Company ("BB&T Bank") is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2004, BB&T Corporation had assets of approximately $100.5 billion. Through its subsidiaries, BB&T Corporation operates over 1,400 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T Asset Management, the Trust pays BB&T Asset Management an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of:
(a) 0.74% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T Asset Management.

BB&T Asset Management or its affiliates may, out of their own resources and at no additional cost to the Fund or investors, pay financial intermediaries for providing distribution and/or administrative services to the Fund or investors in the Fund.

Portfolio Manager

David P. Nolan is the Portfolio Manager and also serves as Vice-President of BB&T Asset Management. He has more than 14 years of investment experience. Prior to joining BB&T Asset Management in 2000, Mr. Nolan served as Vice-President of One Valley Bank and as an account executive with Alex Brown & Sons Incorporated.

ADMINISTRATOR AND DISTRIBUTOR

BB&T Asset Management is the administrator for the Fund. BISYS Fund Services Ohio, Inc. acts as the Fund's sub-administrator, principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

                                    TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                               GENERAL INFORMATION

DESCRIPTION OF THE TRUST AND ITS SHARES

BB&T Variable Insurance Funds was organized as a Massachusetts business trust in 2004. BB&T Variable Insurance Funds currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future and, unless a policy or procedure is expressly designated as fundamental, may change the Funds' policies and procedures without shareholder approval. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property (to the extent of the assets of the particular series of shares of which the shareholder is a holder) for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

MISCELLANEOUS

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

For more information about the Fund, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

AN INVESTOR CAN GET FREE COPIES OF THE REPORTS AND THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS ANY QUESTIONS ABOUT THE FUND, BY CONTACTING A BROKER OR BANK THAT SELLS AN INSURANCE CONTRACT THAT OFFERS THE FUND AS AN INVESTMENT OPTION. OR CONTACT THE FUND AT:

                          BB&T VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                            TELEPHONE: 1-800-288-1872

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

- Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-21682.

                   BB&T VIF SPECIAL OPPORTUNITIES EQUITY FUND

                          BB&T VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                                 1-800-288-1872

The BB&T VIF Special Opportunities Equity Fund seeks long-term capital appreciation by investing primarily in equity securities of mid- and large capitalization companies. The Fund's goals and investment program are described in detail inside. BB&T Asset Management Inc. ("BB&T Asset Management") serves as the Fund's investment adviser. Scott & Stringfellow, Inc. ("Scott & Stringfellow") serves as the investment sub-adviser of the Fund.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, BB&T Asset Management and Scott & Stringfellow.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE SEPARATE ACCOUNT'S PROSPECTUS DESCRIBING THE VARIABLE INSURANCE CONTRACT. PLEASE READ BOTH PROSPECTUSES AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

The date of this prospectus is March 1, 2005.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY AND FUND EXPENSES
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
  Fund Expenses
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Market Timing/Short-Term Trading
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser
  Administrator and Distributor
TAXATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

                      RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities, and will invest primarily in domestically traded common stocks of mid- and large capitalization companies. The Fund may invest to a lesser extent in the stocks of small capitalization companies and foreign companies whose stocks are traded on the New York Stock Exchange or available through American Depositary Receipts ("ADRs") (which represent the right to receive securities of a foreign issuer that are deposited in a bank). The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth- oriented companies.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in equity securities, and growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. The Fund may also invest in stocks of small capitalization companies which generally involve greater risk than stocks of companies that are more established. In addition, value stocks may, in fact, not be undervalued, or their value may never be recognized by the market. The market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all. The Fund also is subject to foreign investment risk. Foreign securities may entail risks that are different from, or in addition to, investments in the securities of domestic issuers, such as exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, if any, generally will change in value inversely with changes in interest rates. Also, the Fund's investments may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

FUND EXPENSES

The following expense table indicates the estimated expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees.......................................................   0.80%
Other Expenses........................................................   0.59%
                                                                         ----
Total Annual Fund Operating Expenses..................................   1.39%


EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year               3 Years
$ 142                $   440

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T Asset Management or Scott & Stringfellow acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is long-term capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities, and will invest primarily in domestically traded common stocks of mid- and large capitalization companies. The Fund may invest, to a lesser extent in the stocks of small capitalization companies and foreign companies whose stocks are traded on the New York Stock Exchange or available through ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies. Scott & Stringfellow looks for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what Scott & Stringfellow believes to be temporary economic circumstances. In choosing individual stocks, Scott & Stringfellow uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer. In addition, the Fund may invest in debt securities and other types of fixed income securities.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following:

MARKET RISK

Although stocks historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. A "special opportunities" investment may, by its nature, represent a break from a company's past experience, which can create uncertainty and a significant potential risk of lessor opportunity for gain.

To the extent the Fund concentrates its investments in growth stocks, it will be subject to risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

The Fund may also focus its investments in value stocks. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. The market could favor growth stocks and, to the extent that the Fund invests in value stocks, the Fund may produce more modest gains than stock funds with more aggressive investment profiles.

The Fund may invest in stocks issued by foreign companies, although it will do so only if the stocks are traded in the U.S. or available through ADRs. The stocks of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks.

Scott & Stringfellow tries to manage market risk by primarily investing in stocks of relatively large capitalization U.S. issuers, and anticipates generally focusing on value stocks. Stocks of larger companies tend to be less volatile than those of smaller companies, and value stocks in theory limit downside risk because they are underpriced. Of course, Scott & Stringfellow's success in moderating market risk cannot be assured.

SMALL- AND MID-CAP INVESTMENT RISK

While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of small- and mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. As a result, small- and mid-cap stocks, and thus the Fund's shares, may fluctuate more in value than larger-cap stocks and funds that invest in them.

INTEREST RATE RISK

Although the Fund's primary investment focus is stocks, it may invest in debt securities and other types of fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth. Investors should note that interest rates are currently at or near historic lows.

CREDIT RISK

The Fund's investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

ACTIVE TRADING

The Fund will not generally trade in securities for short-term profits. However, the Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

TEMPORARY INVESTMENTS

Scott & Stringfellow may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

                               VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund are generally valued at current market prices. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including ADRs, are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price, if applicable. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded. If market quotations are not readily available (which may include closing prices which appear to be unreliable due to subsequent events), the securities will be fair valued using guidelines adopted by the Board of Trustees of the BB&T Variable Insurance Funds (the "Trust"). For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, BB&T Asset Management and Scott & Stringfellow. Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

Shares of the Fund are purchased or redeemed at the net asset value per share based on the next determination after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

The Trust currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

MARKET TIMING/SHORT-TERM TRADING

Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions of Fund shares disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

THE BOARD OF TRUSTEES HAS APPROVED POLICIES INTENDED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING. THE BOARD OF TRUSTEES DOES NOT ACCOMMODATE SUCH PRACTICES AND APPLIES ITS POLICIES UNIFORMLY TO ALL FUND SHAREHOLDERS. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, DO NOT INVEST IN SHARES OF THE FUND. The Fund will reject any request to purchase shares which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority over multiple accounts). Exchanges between Funds are limited to 12 in any calendar year with no more than three in any calendar quarter.

While the Fund discourages market timing and excessive short-term trading, the Fund cannot always know or reasonably detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements or insurance company separate accounts. In addition, monitoring and discouraging market timing and excessive trading may require the cooperation of insurance companies or other financial intermediaries, which cannot necessarily be assured.

SERVICING AGENTS

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER AND SUB-ADVISER

BB&T Asset Management, Inc. ("BB&T Asset Management"), 434 Fayetteville Street, Raleigh, N.C. 27601, is the Fund's investment adviser. BB&T Asset Management is a separate wholly-owned subsidiary of BB&T Corporation.

Branch Banking and Trust Company ("BB&T Bank") is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2004, BB&T Corporation had assets of approximately $100.5 billion. Through its subsidiaries, BB&T Corporation operates over 1,400 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T Asset Management, the Trust pays BB&T Asset Management an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of:
(a) 0.80% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T Asset Management.

BB&T Asset Management, Scott & Stringfellow or their affiliates may, out of their own resources and at no additional cost to the Fund or investors, pay financial intermediaries for providing distribution and/or administrative services to the Fund or investors in the Fund.

Scott & Stringfellow serves as the investment sub-adviser of the Fund pursuant to a sub-advisory agreement with BB&T Asset Management. Scott & Stringfellow makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the general supervision of the Board of Trustees and BB&T Asset Management in accordance with the Fund's investment objective, policies and restrictions. For its services and expenses assumed under the sub-advisory agreement, Scott & Stringfellow is entitled to a fee payable by BB&T Asset Management.

Scott & Stringfellow, 909 E. Main Street, Richmond, Virginia 23219, is a wholly-owned subsidiary of BB&T Asset Management. Founded in 1893, Scott & Stringfellow operates as a full-service regional brokerage and investment banking firm serving individual, institutional, corporate and municipal clients. As of December 31, 2004, Scott & Stringfellow had over $15 billion in client funds.

Portfolio Manager

George F. Shipp is the portfolio manager of the Fund. Mr. Shipp has been with Scott & Stringfellow since 1982. He is also manager of Private Client Research for Scott & Stringfellow and serves as Chief Investment Officer of the CHOICE portfolios, unregistered investment companies sponsored by Scott & Stringfellow.

ADMINISTRATOR AND DISTRIBUTOR

BB&T Asset Management is the administrator for the Fund. BISYS Fund Services Ohio, Inc. acts as the Fund's sub-administrator, principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

                                    TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                               GENERAL INFORMATION

DESCRIPTION OF THE TRUST AND ITS SHARES

BB&T Variable Insurance Funds was organized as a Massachusetts business trust in 2004. BB&T Variable Insurance Funds currently consists of multiple portfolios. The Board of

Trustees of the Trust may establish additional portfolios in the future and, unless a policy or procedure is expressly designated as fundamental, may change the Fund's policies and procedures without shareholder approval. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property (to the extent of the assets of the particular series of shares of which the shareholder is a holder) for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

MISCELLANEOUS

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

For more information about the Fund, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

AN INVESTOR CAN GET FREE COPIES OF THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS ANY QUESTIONS ABOUT THE FUND, BY CONTACTING A BROKER OR BANK THAT SELLS AN INSURANCE CONTRACT THAT OFFERS THE FUND AS AN INVESTMENT OPTION. OR CONTACT THE FUND AT:
                          BB&T VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                            TELEPHONE: 1-800-288-1872

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

- Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-21682.

                         BB&T VIF TOTAL RETURN BOND FUND

                          BB&T VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                                 1-800-288-1872

The BB&T VIF Total Return Bond Fund (the "Fund") seeks a high level of current income and a competitive total return by investing primarily in a diversified portfolio of corporate bonds, U.S. government securities, and other fixed income securities. The Fund's goals and investment program are described in detail inside. BB&T Asset Management, Inc. ("BB&T Asset Management") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T Asset Management.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE SEPARATE ACCOUNT'S PROSPECTUS DESCRIBING THE VARIABLE INSURANCE CONTRACT. PLEASE READ BOTH PROSPECTUSES AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

The date of this prospectus is March 1, 2005.

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY AND FUND EXPENSES
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
  Fund Expenses
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Market Timing/Short-Term Trading
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser
  Administrator and Distributor
TAXATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

                      RISK/RETURN SUMMARY AND FUND EXPENSES

INVESTMENT OBJECTIVE

The Fund seeks a high level of current income and a competitive total return.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of bonds, including: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), corporate bonds, asset-backed securities, commercial mortgage-backed securities and convertible securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in investment grade corporate bonds. The Fund may invest up to 25% of its total assets in bonds that are below investment grade, which are commonly referred to as "high yield" or "junk" bonds, and/or foreign and emerging market bonds.

The Fund selects its investments based upon an analysis of various factors, including the outlook for the economy, anticipated changes in interest rates and inflation, and the relative attractiveness of market sectors and individual securities.

PRINCIPAL INVESTMENT RISKS

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in bonds and other types of fixed income securities generally will change in value inversely with changes in interest rates. Mortgage- and asset-backed securities may be particularly sensitive to interest rate movements. When interest rates rise, the maturities of these securities lengthen, which may lead to a significant decline in value. Further, as interest rates fall, these securities may be subject to the risk that the underlying loan will be paid sooner than expected, which may reduce returns by forcing the Fund to invest at lower prevailing interest rates. Also, the Fund's investments, and particularly any investments in "high yield" or "junk" bonds, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. The Fund is subject to foreign investment risk. Foreign securities may entail risks that are different from, or in addition to, investments in the securities of domestic issuers, such as exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards. These risks may be especially acute with respect to emerging market securities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

FUND EXPENSES

The following expense table indicates the estimated expenses that an investor may incur as a shareholder of the Fund during the current fiscal year. These expenses are reflected in the share price of the Fund. The table does not reflect separate account or insurance contract fees and charges.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Management Fees.......................................................   0.60%
Other Expenses*.......................................................   0.63%
                                                                         ----
Total Annual Fund Operating Expenses..................................   1.23%

* Other Expenses include a 0.12% Administration Fee. Other Expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year               3 Years
$ 115                $ 380

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T Asset Management acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is a high level of current income and a competitive total return. Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of bonds, including: U.S. Government Securities, corporate bonds, asset-backed securities, commercial mortgage-backed securities and convertible securities. The Fund will invest the portion of its assets invested in corporate bonds primarily in "investment grade" corporate bonds (bonds rated at the time of purchase in one of the four highest rating categories or unrated bonds determined by BB&T Asset Management to be of comparable quality). The Fund may invest up to 25% of its total assets in bonds that are below investment grade, which are commonly referred to as "high yield" or "junk" bonds, and/or foreign and emerging market bonds. If a security held by the Fund has its rating revoked or reduced so that more than 25% of the Fund's total assets are invested in high yield securities, the Fund may continue to hold the security.

The Fund's average portfolio duration is an anticipated to range from approximately 3 to 7 years. Duration is the measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. In general, the longer a security's duration, the greater its price sensitivity to changes in interest rates.

In managing the Fund, BB&T Asset Management will use a "top down" investment management approach focusing on interest rate risk, allocation among sectors, credit risk, and individual securities selection. BB&T Asset Management will set and continually adjust a target for the interest rate sensitivity of the Fund's holdings based upon expectations about interest rates and other economic factors. BB&T Asset Management will then select individual securities consistent with the target by looking for the best relative values within the particular sector. Lower rated and unrated securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on the Fund's strategies may be found in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following:

MARKET RISK

The value of the Fund's investments will fluctuate as the bond market fluctuates, sometimes rapidly and unpredictably, and securities prices overall may decline over short or longer-term periods. Because the value of the Fund's investments will fluctuate with market conditions, so will the value of an investment in the Fund. The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks associated with securities of domestic companies. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Funds may not have access to adequate or reliable company information. Further, transaction costs in foreign jurisdictions may be higher, which can result in lower returns or decreased liquidity. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. In addition, the Fund's investments in emerging market securities are subject to even greater price volatility than investments in other foreign securities because there is a greater risk of political or social upheaval in emerging markets. In addition, these investments are often illiquid and difficult to value accurately.

INTEREST RATE RISK

The Fund's primary investment focus is bonds and other types of fixed income securities. The value of these securities generally will change inversely with changes in interest rates. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth. Interest rate risk is generally higher for longer-term bonds or funds with longer average portfolio durations and lower for shorter-term bonds or funds with shorter average portfolio durations. While interest rate movements generally will impact fixed income securities, mortgage- and asset-backed securities may be particularly sensitive to interest rate movements. When interest rates rise, the maturities of these securities lengthen, leading to a significant decline in value. Further, as interest rates fall, these securities may be subject to the risk that the underlying loan will be paid sooner than expected, which may reduce returns by forcing the Fund to invest at lower prevailing interest rates. Investors should note that interest rates are currently at or near historic lows.

CREDIT RISK

The Fund's investments may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

U.S. Treasury securities are backed by the full faith and credit of the U.S. government. Certain securities issued by agencies and instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. government, such as securities issued by GNMA. However, others are not insured or guaranteed by the U.S. government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. government to purchase certain obligations, such as the Federal Home Loan Mortgage Corp., Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Bank.

The Fund may invest in lower rated debt obligations. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent the Fund from selling a security at the time and price that would be most beneficial to the Fund.

ACTIVE TRADING

The Fund will not generally trade in securities for short-term profits. However, the Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

TEMPORARY INVESTMENTS

BB&T Asset Management may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

                               VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund are generally valued at current market prices. Portfolio securities generally are valued on the basis of the mean between the bid and asked quotes furnished by the primary market makers for the securities. If market quotations are not readily available (which may include closing prices which appear to be unreliable due to subsequent events), the securities will be fair valued using guidelines adopted by the Board of Trustees of the BB&T Variable Insurance Funds (the "Trust"). For further information about valuation of investments, see the Statement of Additional Information.

                         PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and BB&T Asset Management. Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

Shares of the Fund are purchased or redeemed at the net asset value per share based on the next determination after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

The Trust currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely.

MARKET TIMING/SHORT-TERM TRADING

Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions of Fund shares disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs.

THE BOARD OF TRUSTEES HAS APPROVED POLICIES INTENDED TO DISCOURAGE MARKET TIMING OR EXCESSIVE TRADING. THE BOARD OF TRUSTEES DOES NOT ACCOMMODATE SUCH PRACTICES AND APPLIES ITS POLICIES UNIFORMLY TO ALL FUND SHAREHOLDERS. IF YOU INTEND TO ENGAGE IN SUCH PRACTICES, DO NOT INVEST IN SHARES OF THE FUND. The Fund will reject any request to purchase shares which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners, or a financial advisor with discretionary trading authority over multiple accounts). Exchanges between Funds are limited to 12 in any calendar year with no more than three in any calendar quarter.

While the Fund discourages market timing and excessive short-term trading, the Fund cannot always know or reasonably detect such trading, particularly if it is facilitated by financial intermediaries or done through omnibus account arrangements or insurance company separate accounts. In addition, monitoring and discouraging market timing and excessive trading may require the cooperation of insurance companies or other financial intermediaries, which cannot necessarily be assured.

SERVICING AGENTS

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER

BB&T Asset Management, Inc. ("BB&T Asset Management"), 434 Fayetteville Street, Raleigh, N.C. 27601, is the Fund's investment adviser. BB&T Asset Management is a separate wholly-owned subsidiary of BB&T Corporation. Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

Branch Banking and Trust Company ("BB&T Bank") is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2004, BB&T Corporation had assets of approximately $100.5 billion. Through its subsidiaries, BB&T Corporation operates over 1,400 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T Asset Management, the Trust pays BB&T Asset Management an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of:
(a) 0.60% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T Asset Management.

BB&T Asset Management or its affiliates may, out of their own resources and at no additional cost to the Fund or investors, pay financial intermediaries for providing distribution and/or administrative services to the Fund or investors in the Fund.

Portfolio Manager

The Fund is managed by a team of investment professionals from BB&T Asset Management, all of whom take an active part in the decision making process. Robert F. Millikan, CFA, Brad D. Eppard, CFA, Joseph D. Jackson, CFA, Kevin E. McNair, CFA, and W. Bishop Jordan, CFA are the portfolio managers for the Fund and have the primary responsibility for the day-to-day management of the Fund. Mr. Millikan is Senior Vice President and Director of Fixed Income Portfolio Management with BB&T Asset Management. He holds a B.A. in Economics and has been employed by BB&T Asset Management since February 2000. Mr. Millikan has been employed in the investment field since 1990. Mr. Eppard is Senior Vice President and Portfolio Manager with BB&T Asset Management. He holds a B.S. in Business Administration and Accounting and has been employed by BB&T Asset Management since July 2003. Mr. Eppard has been employed in the investment field since 1985. Joseph D. Jackson is Senior Vice President and Portfolio Manager with BB&T Asset Management. He holds an M.B.A. and has been employed by BB&T Asset Management since November 1997. Kevin E. McNair is Senior Vice President and Portfolio Manager with BB&T Asset Management. He holds an M.B.A. and has been employed by BB&T Asset Management since 1994. W. Bishop Jordan is Vice President and Fixed Income Analyst with BB&T Asset Management. He holds a M.A. in Economics and has been employed by BB&T Asset Management since January 2001. He has been employed in the investment field since 1996.

ADMINISTRATOR AND DISTRIBUTOR

BB&T Asset Management is the administrator for the Fund. BISYS Fund Services Ohio, Inc. acts as the Fund's sub-administrator, principal underwriter and distributor. The address of each is 3435

Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

                                    TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                               GENERAL INFORMATION

DESCRIPTION OF THE TRUST AND ITS SHARES

BB&T Variable Insurance Funds was organized as a Massachusetts business trust in 2004. BB&T Variable Insurance Funds currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future and, unless a policy or procedure is expressly designated as fundamental, may change the Fund's policies and procedures without shareholder approval. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property (to the extent of the assets of the particular series of shares of which the shareholder is a holder) for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

MISCELLANEOUS

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

For more information about the Fund, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

AN INVESTOR CAN GET FREE COPIES OF THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS ANY QUESTIONS ABOUT THE FUND, BY CONTACTING A BROKER OR BANK THAT SELLS AN INSURANCE CONTRACT THAT OFFERS THE FUND AS AN INVESTMENT OPTION. OR CONTACT THE FUND AT:

                          BB&T VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                            COLUMBUS, OHIO 43219-3035
                            TELEPHONE: 1-800-288-1872

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

- For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

- Free from the EDGAR database on the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-21682.

                          BB&T VARIABLE INSURANCE FUNDS

                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                                 1-800-228-1872

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 1, 2005

This Statement of Additional Information ("SAI") describes six diversified investment portfolios (the "Funds") of BB&T Variable Insurance Funds, a Massachusetts business trust (the "Trust"). The Funds are the:

      -     BB&T VIF Large Cap Value Fund;

      -     BB&T VIF Capital Manager Equity Fund;

      -     BB&T VIF Large Company Growth Fund;

      -     BB&T VIF Mid Cap Growth Fund;

      -     BB&T VIF Special Opportunities Equity Fund; and

      -     BB&T VIF Total Return Bond Fund.

The Trust offers an indefinite number of transferable units of interest ("Shares") of each Fund. Shares of the Funds may be sold to segregated asset accounts ("Separate Accounts") of insurance companies to serve as the investment medium for variable life insurance policies and variable annuity contracts ("Variable Contracts") issued by the insurance companies. Shares of the Funds also may be sold to qualified pension and retirement plans, certain insurance companies, and the investment adviser or administrator of the Funds. The Separate Accounts invest in Shares of the Funds in accordance with allocation instructions received from owners of the Variable Contracts ("Variable Contract Owners").

This SAI is not a Prospectus and is authorized for distribution only when preceded or accompanied by a Prospectus of the Funds, dated May 1, 2005, as supplemented from time to time. This SAI contains more detailed information than that set forth in Prospectuses and should be read in conjunction with the Prospectuses. Copies of the Prospectuses may be obtained by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or by telephoning the toll free number set forth above.

                               TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES.........................................................   1

      Additional Information on the Capital Manager Equity Fund's Investment Policies......   1
      Additional Information on Portfolio Instruments......................................   2
      Bank Obligations.....................................................................   2
      Commercial Paper.....................................................................   2
      Variable Amount Master Demand Notes..................................................   2
      Short-Term Obligations...............................................................   3
      Corporate Debt Securities............................................................   3
      Short-Term Trading...................................................................   4
      Foreign Investments..................................................................   4
      Money Market Funds...................................................................   7
      Standard & Poor's Depositary Receipts and Other Exchange-Traded Funds................   8
      U.S. Government Obligations..........................................................   9
      Options Trading......................................................................   9
      Supranational Organizational Obligations.............................................  10
      When-Issued and Delayed-Delivery Securities..........................................  11
      Mortgage-Related and Asset-Backed Securities.........................................  11
      Bond Options.........................................................................  13
      Restricted Securities................................................................  13
      Non-Investment Grade Debt Securities.................................................  14
      Investments in Municipal Securities..................................................  15
      Investment Companies.................................................................  16
      Lending of Portfolio Securities......................................................  16
      Convertible Securities...............................................................  16
      Repurchase Agreements................................................................  17
      Reverse Repurchase Agreements and Dollar Roll Agreements.............................  18
      Futures Contracts....................................................................  18
      Foreign Currency Transactions........................................................  19
      Foreign Currency Options.............................................................  20
      Foreign Currency Futures Transactions................................................  21

INVESTMENT RESTRICTIONS....................................................................  21

      Portfolio Turnover...................................................................  23

NET ASSET VALUE............................................................................  24

      Valuation of the Funds...............................................................  24

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.............................................  25

MANAGEMENT OF THE TRUST....................................................................  26

      Management Information...............................................................  26
      Board of Trustees....................................................................  29
      Securities Ownership.................................................................  30

      Trustee Compensation.................................................................  31
      Investment Adviser...................................................................  32
      Investment Sub-Adviser...............................................................  33
      Board Consideration of Advisory and Sub-Advisory Arrangements........................  34
      Proxy Voting Policies and Procedures.................................................  36
      BB&T Asset Management's Proxy Voting Policies and Procedures.........................  36
      Portfolio Transactions...............................................................  39
      Federal Banking Law..................................................................  40
      Administrator........................................................................  41
      Sub-Administrator....................................................................  42
      Expenses.............................................................................  42
      Distributor..........................................................................  42
      Custodian, Transfer Agent and Fund Accounting Services...............................  42
      Independent Registered Public Accounting Firm........................................  43
      Legal Counsel........................................................................  43
      Code of Ethics.......................................................................  43

ADDITIONAL INFORMATION.....................................................................  44

      Description of Shares................................................................  44
      Vote of a Majority of the Outstanding Shares.........................................  45
      Shareholder and Trustee Liability....................................................  45
      Disclosure of Portfolio Holdings.....................................................  45
      Additional Tax Information...........................................................  46
      Miscellaneous........................................................................  49

FINANCIAL STATEMENTS.......................................................................  49

APPENDIX...................................................................................   i

The Trust is an open-end management investment company which currently offers multiple separate portfolios, each with different investment objectives. This SAI contains information about the following six diversified Funds which, along with the "Underlying Funds" described below, are advised by BB&T Asset Management, Inc. ("BB&T Asset Management" or "Adviser"): the BB&T VIF Large Cap Value Fund (the "Large Cap Value Fund"), the BB&T VIF Capital Manager Equity Fund (the "Capital Manager Equity Fund"), the BB&T VIF Large Company Growth Fund (the "Large Company Growth Fund"), BB&T VIF Mid Cap Growth Fund (the "Mid Cap Growth Fund"), the BB&T VIF Special Opportunities Equity Fund (the "Special Opportunities Equity Fund") with Scott & Stringfellow, Inc. (the "Sub-Adviser") serving as the sub-adviser, and the BB&T VIF Total Return Bond Fund (the "Total Return Bond Fund").

Much of the information contained in this SAI expands upon subjects discussed in the Prospectuses of the Funds described above. Capitalized terms not defined herein are defined in such Prospectuses. No investment in a Fund should be made without first reading the Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

Certain Funds have non-fundamental investment policies obligating such a Fund to commit, under normal market conditions, at least 80% of its assets to particular types of investments suggested by the Fund's name. For purposes of such an investment policy, "assets" includes the Fund's net assets, as well as any amounts borrowed for investment purposes. The following information supplements the investment objectives and policies of the Funds as set forth in the Prospectus.

ADDITIONAL INFORMATION ON THE CAPITAL MANAGER EQUITY FUND'S INVESTMENT POLICIES

The Capital Manager Equity Fund seeks its investment objective by investing in a diversified portfolio of one or more of the following funds (the "Underlying Funds"), all of which are series of the BB&T Funds, an affiliated open-end management investment company: BB&T Equity Index Fund, the BB&T Large Company Growth Fund, the BB&T Large Company Value Fund, the BB&T Mid Cap Growth Fund, the BB&T Mid Cap Value Fund, the BB&T Small Company Growth Fund, the BB&T Small Company Value Fund, the BB&T International Equity Fund, the BB&T Short U.S. Government Fund (the "BB&T Short Fund"), the BB&T Intermediate U.S. Government Fund, the BB&T Intermediate Corporate Bond Fund, the BB&T Prime Money Market Fund and the BB&T U.S. Treasury Money Market Fund (the "BB&T U.S. Treasury Fund"). Accordingly, the investment performance of the Capital Manager Equity Fund is directly related to the performance of the Underlying Funds, which may engage in the investment techniques described below. In addition to shares of the Underlying Funds, for temporary cash management purposes, the Capital Manager Equity Fund may invest in short-term obligations (with maturities of 12 months or less) consisting of commercial paper (including variable amount master demand notes) and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These investments are described below under "Additional Information on Portfolio Instruments."

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

The following policies supplement the investment objectives and policies of the Funds and the Underlying Funds as set forth in the Prospectuses.

Bank Obligations. The Funds and the Underlying Funds (except the BB&T U.S. Treasury Fund) may invest in bank obligations consisting of bankers' acceptances, certificates of deposit, and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds and the Underlying Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment the depository institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Commercial Paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

The Funds and the Underlying Funds (except for the BB&T U.S. Treasury Fund), may invest in short-term promissory notes (including variable amount master demand notes) issued by corporations and other entities, such as municipalities, rated at the time of purchase within the two highest categories assigned by a nationally recognized statistical rating organization ("NRSRO") (e.g., A-2 or better by Standard & Poor's Ratings Services ("S&P"), Prime-2 or better by Moody's Investors Service, Inc. ("Moody's") or F-2 or better by Fitch Investors Services ("Fitch")) or, if not rated, determined to be of comparable quality to instruments that are so rated. Note, however, that neither the Large Company Growth Fund nor the underlying BB&T Intermediate Corporate Bond Fund may invest in short-term promissory notes issued by municipalities. The Large Cap Value Fund, the BB&T Large Company Value Fund and the BB&T Small Company Growth Fund may also invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

Variable Amount Master Demand Notes. Variable amount master demand notes, in which the Funds and the Underlying Funds (except for the BB&T U.S. Treasury
Fund), may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund or Underlying Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund or Underlying Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. BB&T and the Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining dollar weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand. The period of time remaining until the principal amount can be recovered under a variable amount master demand note shall not exceed seven days.

Short-Term Obligations. The Funds and the Underlying Funds (except the BB&T U.S. Treasury Fund) may invest in high quality, short-term obligations (with maturities of 12 months or less) such as domestic and foreign commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements, in order to acquire interest income combined with liquidity. Such investments will be limited to those obligations which, at the time of purchase (i) possess one of the two highest short-term ratings from NRSROs, or (ii) do not possess a rating (i.e., are unrated) but are determined to be of comparable quality to rated instruments eligible for purchase. Under normal market conditions, the Large Cap Value Fund, the Mid Cap Growth Fund, and the Capital Manager Equity Fund will limit its investment in short-term obligations to 35% of its total assets. The Large Company Growth Fund and the Underlying Funds will limit short-term obligations to 20% of its total assets. Pending investment or to meet anticipated redemption requests, the BB&T International Equity Fund may also invest without limitation in short-term obligations. For temporary defensive purposes, these investments may constitute 100% of a Fund's or Underlying Fund's portfolio and, in such circumstances, will constitute a temporary suspension of its attempts to achieve its investment objective.

Corporate Debt Securities. The Funds may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, BB&T and the Sub-Adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

As with other fixed-income securities, medium-grade securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of the issuer to make payments of principal and interest.

Medium-grade securities are generally subject to greater credit risk than comparable higher-rated securities because issuers are more vulnerable to economic downturns, higher interest rates or adverse issuer-specific developments. In addition, the prices of medium-grade securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates. The value and liquidity of medium-grade securities may be diminished by adverse publicity and investor perceptions.

Because certain medium-grade securities are traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell such securities at their fair market value either to meet redemption requests or to respond to changes in the financial markets may be limited.

Particular types of medium-grade securities may present special concerns. The prices of payment-in-kind or zero-coupon securities may react more strongly to changes in interest rates than the prices of other medium-grade securities. Some medium-grade securities in which a Fund may invest may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that a Fund may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by NRSROs are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium Grade Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer.

After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither event will require a sale of such security. However, BB&T Asset Management or the Sub-Adviser will consider such event in its determination of whether a Fund should continue to hold the security. A security which has had its rating downgraded or revoked may be subject to greater risk to principal and income, and often involve greater volatility of price, than securities in the higher rating categories. Such securities are also subject to greater credit risks (including, without limitation, the possibility of default by or bankruptcy of the issuers of such securities) than securities in higher rating categories.

Short-Term Trading. In order to generate income, the Funds and the Underlying Funds (except the BB&T U.S. Treasury Fund and BB&T Prime Money Market Fund) may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Large Cap Value Fund or an Underlying Fund in order to take advantage of what its adviser or sub-adviser believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the portfolio turnover rate of the Large Cap Value Fund or Underlying Fund and its transaction costs.

Foreign Investments. The Funds and the BB&T Stock Funds, may invest in foreign securities through the purchase of American Depositary Receipts ("ADRs") or the purchase of securities on domestic or foreign securities exchanges. However, each of the Funds and the BB&T Stock Funds will not do so if immediately after a purchase and as a result of the purchase the total value of such foreign securities owned by such Fund or Underlying Fund would exceed 25% of the value of its total assets.

From time to time the BB&T International Equity Fund may invest more than 25% of its total assets in the securities of issuers located in Japan, France, Germany, and the United Kingdom. Investments of 25% of more of the BB&T International Equity Fund's total assets in these or any other country will make this Underlying Fund's performance more dependent upon the political and economic circumstances of a particular country than a mutual fund that is more widely diversified among issuers in different countries. For example, in the past, events in the Japanese economy as well as social developments and natural disasters have affected Japanese securities and currency markets, and have periodically disrupted the relationship of the Japanese yen with other currencies and with the U.S. dollar.

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Such risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The markets on which such securities trade may have less volume and liquidity, and may be more volatile than securities markets in the U.S. In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the U.S. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.

Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Volume and liquidity in most foreign bond markets are less than in the U.S., and securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although an Underlying Fund will endeavor to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of an Underlying Fund investing in foreign markets is uninvested and no return is earned thereon. The inability of such an Underlying Fund to make intended security purchases due to settlement problems could cause an Underlying Fund to miss attractive investment opportunities. Losses to an Underlying Fund due to subsequent declines in the value of portfolio securities, or losses arising out of an inability to fulfill a contract to sell such securities, could result in potential liability to the Underlying Fund. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The BB&T International Equity Fund may invest its assets in countries with emerging economies or securities markets. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristics of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at time nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the BB&T International Equity Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries illiquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers. The BB&T International Equity Fund intends to limit its investment in countries with emerging economies or securities markets to 20% of its total assets.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers which have similar maturities and quality. Under certain market conditions these investments may be less liquid than the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Finally, in the event of a default of any such foreign debt obligations, it may be more difficult to obtain or to enforce a judgment against the issuers of such securities.

If a security is denominated in foreign currency, the value of the security to an Underlying Fund will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. Currency risks generally increase in lesser developed markets. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of an Underlying Fund's assets. The value of the assets of an Underlying Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of securities denominated in that currency. Such changes will also affect the income and distributions to Shareholders of a Fund or an Underlying Fund investing in foreign markets. In addition, although an Underlying Fund will receive income on foreign securities in such currencies, it will be required to compute and distribute income in U.S. dollars. Therefore, if the exchange rate for any such currency declines materially after income has been accrued and translated into U.S. dollars, an Underlying Fund could be required to liquidate portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time an Underlying Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater.

For many foreign securities, U.S. dollar denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers' stock. However, by investing in ADRs rather than directly in foreign issuers' stock, an Underlying Fund can avoid currency risks during the settlement period for either purchase or sales.

In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Certain ADRs, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of such facilities, while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

The Large Company Growth Fund, the Mid Cap Growth Fund, and the BB&T International Equity Fund may invest in both sponsored and unsponsored ADRs, and the BB&T International Equity Fund may invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar global instruments. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR, and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, EDRs, and GDRs, and the prices of unsponsored depositary receipts may be more volatile than if such instruments were sponsored by the issuer.

Money Market Funds. The Large Cap Value Fund, the Large Company Growth Fund, the Mid Cap Growth Fund and each of the Underlying Funds (except for the BB&T U.S. Treasury Fund) may invest up to 5% of the value of its total assets in the securities of any one money market fund

(including shares of certain affiliated money market funds pursuant to an order from the Securities and Exchange Commission), provided that no more than 10% of such Fund's or Underlying Fund's total assets may be invested in the securities of money market funds in the aggregate. In addition, the BB&T International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds," which have portfolios consisting exclusively of securities of issuers located in one country.

In order to avoid the imposition of additional fees as a result of investments by the Large Cap Value Fund, the Large Company Growth Fund, the Mid Cap Growth Fund and the Underlying Funds (except for the BB&T U.S. Treasury Fund) in shares of affiliated money market funds, BB&T, BISYS Fund Services ("BISYS" or "Distributor"), and their affiliates will not retain any portion of their usual service fees that are attributable to investments in shares of the affiliated money market funds. No sales charges, contingent deferred sales charges, 12b-1 fees, or other underwriting or distribution fees will be incurred in connection with their investments in the affiliated money market funds. The Large Cap Value Fund, the Large Company Growth Fund, the Mid Cap Growth Fund and the Underlying Funds will vote their shares of each of the affiliated money market funds in proportion to the vote by all other shareholders of such fund. Moreover, neither the Large Cap Value Fund nor any Underlying Fund may own more than 3% of the outstanding shares of a single affiliated money market fund.

Standard & Poor's Depositary Receipts and Other Exchange-Traded Funds. The Large Cap Value Fund, Large Company Growth Fund, the Mid Cap Growth Fund, Special Opportunities Equity Fund and the BB&T Stock Funds may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent interests in trusts sponsored by a subsidiary of the American Stock Exchange, Inc. and are structured to provide investors proportionate undivided interests in a securities portfolio constituting substantially all the common stocks (in substantially the same weighting) as the component common stocks of a particular Standard & Poor's Index ("S&P Index"), such as the S&P 500. SPDRs are not redeemable, but are exchange traded. SPDRs represent interests in an investment company that is not actively managed, and instead holds securities in an effort to track the performance of the pertinent S&P Index and not for the purpose of selecting securities that are considered superior investments. The results of SPDRs will not replicate exactly the performance of the pertinent S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees to service providers, borne by the SPDRs. SPDRs distribute dividends on a quarterly basis. The Large Cap Value Fund, the Large Company Growth Fund, the Mid Cap Growth Fund or an Underlying Fund must limit investments in an SPDR to 5% of its total assets and 3% of the outstanding voting securities of the SPDR issuer. Moreover, the Large Cap Value Fund, the Large Company Growth Fund, the Mid Cap Growth Fund's or Underlying Fund's investments in SPDRs, when aggregated with all other investments in investment companies, may not exceed 10% of the total assets a Fund or the Underlying Fund.

The Special Opportunities Equity Fund may also invest in NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), which are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange. The Special Opportunities Equity Fund must limit investments in SPDR, NASDAQ 100s and DIAMONDS to 5% of its total assets and 3% of the outstanding voting securities of the Index-

Based Investment issuer. Moreover, the Special Opportunities Equity Fund, investments in SPDR, NASDAQ 100s and DIAMONDS when aggregated with all other investments in investment companies, may not exceed 10% of the total assets a Fund.

U.S. Government Obligations. The BB&T U.S. Treasury Fund may invest in U.S. Government securities to the extent that they are obligations issued or guaranteed by the U.S. Treasury. The Funds and each of the other Underlying Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" U.S. Treasury obligations such as Treasury Receipts issued by the U.S. Treasury representing either future interest or principal payments. Stripped securities are issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The stripped Treasury obligations in which the Funds and Underlying Funds may invest do not include Certificates of Accrual on Treasury Securities ("CATS") or Treasury Income Growth Receipts ("TIGRs").

Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Bank, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Each Fund or Underlying Fund will invest in the obligations of such agencies or instrumentalities only when BB&T Asset Management or the Sub-Adviser believes that the credit risk with respect thereto is minimal.

The Funds and the Underlying Funds (except the BB&T Capital Manager Equity, BB&T U.S. Treasury Fund and the BB&T International Equity Fund) may also invest in "zero coupon" U.S. Government securities. These securities tend to be more volatile than other types of U.S. Government securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price.

Options Trading. The Funds and the BB&T Stock Funds may purchase put and call options on securities. The BB&T International Equity Fund also may purchase put and call options on foreign currencies, subject to its applicable investment policies, for the purposes of hedging against market risks related to its portfolio securities and adverse movements in exchange rates between currencies, respectively. The Funds may also engage in writing covered call options (options on securities or currencies owned by the Funds or the BB&T Stock Funds). A call option gives the purchaser the right to buy, and a writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a portfolio security or currency subject to a call option is sold, a Fund or an Underlying Fund will effect a "closing purchase transaction"--the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which the Fund or Underlying Fund previously has written. If the Fund or Underlying Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or the Fund or Underlying Fund delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the holder thereof, the Fund or Underlying Fund will forego the potential benefit represented by market appreciation over the exercise price. Under normal conditions, it is not expected that the Funds or an Underlying Fund will cause the underlying value of portfolio securities and/or currencies subject to such options to exceed 25% of its total assets.

When a Fund or an Underlying Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund or Underlying Fund is included in the liability section of its statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if a Fund or Underlying Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, a Fund or Underlying Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received a Fund or Underlying Fund will realize a gain or loss.

The Funds and the BB&T Stock Funds also may purchase index put and call options and write covered index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. The Funds and the BB&T Stock Funds will segregate assets or otherwise cover index options that would require it to pay cash upon exercise.

Supranational Organizational Obligations. The Funds may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European

Economic Community and the World Bank, which are chartered to promote economic development.

When-Issued and Delayed-Delivery Securities. The Funds and Underlying Funds (except the BB&T U.S. Treasury Fund) may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). In addition, the BB&T Special Opportunities Equity Fund, BB&T Large Company Growth Fund, the Large Company Growth Fund, the Mid Cap Growth Fund, the BB&T Small Company Growth Fund, the BB&T Small Company Value Fund, the BB&T International Equity Fund, the BB&T Mid Cap Growth Fund, the BB&T Mid Cap Value Fund, and the BB&T Prime Money Market Fund, may sell securities on a "forward commitment" basis. The Funds and Underlying Funds will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, not for investment leverage. When-issued securities involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Funds and Underlying Funds will not pay for such securities or start earning interest on them until they are received.

When a Fund or Underlying Fund agrees to purchase securities on a "when-issued" or "delayed-delivery" basis, its custodian will segregate cash or liquid securities equal to the amount of the commitment. Normally, the custodian will set aside securities to satisfy the purchase commitment, and in such a case, a Fund or Underlying Fund may be required subsequently to segregate additional assets in order to assure that the value of the segregated assets remains equal to the amount of its commitment It may be expected that the Fund or Underlying Fund investing in securities on a when-issued or delayed delivery basis, net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund or Underlying Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of its investment adviser to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, the Fund's or Underlying Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of the Fund's or Underlying Fund's total assets.

When a Fund or Underlying Fund engages in "when-issued" or "delayed-delivery" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund or Underlying Fund incurring a loss or missing the opportunity to obtain a price or yield considered to be advantageous.

Mortgage-Related and Asset-Backed Securities. Investments in these and other derivative securities will not be made for purposes of leverage or speculation, but rather primarily for conventional investment or hedging purposes, liquidity, flexibility and to capitalize on market inefficiencies. Each Fund or Underlying Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, each may invest in mortgage-related securities issued by nongovernmental entities, provided, however, that to the extent a Fund or Underlying Fund purchases mortgage-related securities from such issuers which may, solely for purposes of the

Investment Company Act of 1940, as amended ("1940 Act"), be deemed to be investment companies, a Fund or Underlying Fund's investment in such securities will be subject to the limitations on its investment in investment company securities.

Mortgage-related securities, for purposes of the Funds' Prospectuses and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund or Underlying Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds or Underlying Funds will receive when these amounts are reinvested.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to the timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to the timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or the timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The Funds and each Underlying Fund (except the BB&T Capital Manager Equity Fund, BB&T U.S. Treasury Fund, the BB&T International Equity Fund, and the BB&T Prime Money Market Fund) may invest in Collateralized Mortgage Obligation ("CMOs"). CMOs may include stripped mortgage securities. Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund or Underlying Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

Like mortgages underlying mortgage-backed securities, automobile sales contracts or credit card receivables underlying asset-backed securities are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary much with interest rates, and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in prepayment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. In certain market conditions, asset-backed securities may experience volatile fluctuations in value and periods of illiquidity. If consistent with its investment objective and policies, a Fund or Underlying Fund may invest in other asset-backed securities that may be developed in the future.

Bond Options. The Total Return Bond Fund may purchase put and call options and write covered put and call options on securities in which that Fund may invest directly, and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System (i.e., over-the-counter (OTC) options).

Restricted Securities. "Section 4(2) securities" are securities which are issued in reliance on the "private placement" exemption from registration which is afforded by section 4(2) of the Securities Act of 1933 (the "1933 Act"). The BB&T Prime Money Market Fund will not purchase section 4(2) securities which have not been determined to be liquid in excess of 10% of its net assets. The Funds and the Underlying BB&T Funds (other than the BB&T U.S. Treasury Fund) will not purchase section 4(2) securities which have not been determined to be liquid in excess of 15% of its net assets. Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors such as the Funds or Underlying Funds which agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such section 4(2) securities, thus providing liquidity. BB&T, the Sub-Adviser and each sub-adviser to an Underlying BB&T Fund has been delegated the day-to-day authority to determine whether a particular issue of section 4(2) securities, including those eligible for resale under Rule 144A under the 1933 Act, should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in Rule 144A. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

BB&T Asset Management or the Sub-Adviser may deem section 4(2) securities liquid if it believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Funds or Underlying Fund has valued the security. In making such determination, the following factors, among others, may be deemed relevant: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Treatment of section 4(2) securities as liquid could have the effect of decreasing the level of the Large Cap Value Fund's or Underlying Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Non-Investment Grade Debt Securities. The Funds may invest in debt securities rated below investment grade, also known as junk bonds. These securities are regarded as predominately speculative. Securities rated below investment grade generally provide a higher yield than higher rated securities of similar maturity, but are not subject to a great degree of risk that the issue may not be able to make principal and interest payments. Issuers of these securities may not be as strong financially as those issuing higher rated securities. Such high yield issuers may include smaller, less creditworthy companies or highly indebted firms.

The value of high yield securities may fluctuate more than the value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities. Thus, periods of economic uncertainty and change can result in the increased volatility of market prices of high yield bonds and of the Fund's net asset value. Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Issuers of high yield securities also are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. A projection of an economic downturn, for example, could cause the price of these securities to decline because a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the event of a default, a Fund would experience a decline in the value of its investment. In addition, a long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. It may be that future default rates on high-yield bonds will be more widespread and higher than in the past, especially during periods of deteriorating economic conditions.

The market prices of debt securities generally fluctuate with changes in interest rates so that these Funds' net asset values can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. The market prices of high yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically.

Credit quality in the high yield market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. The Total Return Bond Fund will limit its investments in non-investment grade securities to 25% of its total assets. Subject to SEC restrictions, a Fund may invest in such securities by investing in investment companies that primarily invest in non-investment grade securities.

Investments in Municipal Securities. The Total Return Bond Fund may, when deemed appropriate by BB&T and consistent with the investment objective of the Fund, invest in obligations of state and local governmental issuers which carry taxable yields that are comparable to yields of other fixed income instruments of comparable quality, or which BB&T believes offer the potential for capital appreciation. Municipal obligations may include bonds which may be categorized as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are secured by the net revenue derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source, but not by the general taxing power of the issuer.

The Total Return Bond Fund may also invest in municipal notes rated at least MIG-1 by Moody's or SP-1 by S&P. Municipal notes will consist of tax anticipation notes, bond anticipation notes, revenue anticipation notes and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

The Fund also may invest in municipal commercial paper, provided such commercial paper is rated at least "Prime-1" by Moody's or "A-1" by S&P or, if unrated, is of comparable investment quality as determined by BB&T.

The Total Return Bond Fund may also invest in taxable municipal obligations. Taxable municipal obligations are typically issued by municipalities or their agencies for purposes which do not qualify for federal tax exemption, but do qualify for state and local tax exemption ("Taxable Municipal Obligations"). These debt obligations are issued to finance the cost of buying, building or improving various projects, such as sporting facilities, health care facilities, housing projects, electric, water and sewer utilities, and colleges or universities. Generally, payments on these debt obligations depend on the revenues generated by the projects, excise taxes or state appropriations, or the debt obligations can be backed by the government's taxing power. Due to federal taxation, Taxable Municipal Obligations offer yields more comparable to other taxable sectors such as corporate bonds or agency bonds than to other municipal obligations. These debt obligations are federally taxable to individuals but may be exempt from state and local taxes.

Investment Companies. The Funds may invest in securities issued by other investment companies, including, but not limited to, money market investment companies, within the limits prescribed by the 1940 Act, and also may invest in other types of pooled investment vehicles. As a shareholder of another investment company or pooled investment vehicle, a Fund would bear, along with other shareholders, its pro rata portion of the expenses of such other investment company or pooled investment vehicle, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations, and may represent a duplication of fees to Shareholders of a Fund.

Lending of Portfolio Securities. In order to generate additional income the Funds and Underlying Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Funds and Underlying Funds must receive 100% collateral in the form of cash or U.S. Government securities. This collateral must be valued daily, and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lender. During the time portfolio securities are on loan, the borrower pays the lender any dividends or interest paid on such securities. Loans are subject to termination by the lender or the borrower at any time. While the Funds and Underlying Funds do not have the right to vote securities on loan, each intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults on its obligation to a Fund or Underlying Fund, it could experience delays in recovering its securities and possible capital losses. The Funds and Underlying Funds will only enter into loan arrangements with broker-dealers, banks or other institutions determined to be creditworthy under guidelines established by the relevant Board of Trustees that permit a Fund or Underlying Fund to loan up to 33 1/3% of the value of its total assets.

Convertible Securities. The Funds and Underlying Funds (except the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Fund, the BB&T Short Fund, and the BB&T Intermediate Fund) may invest in convertible securities. Convertible securities are fixed income securities that may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The Funds and Underlying Funds will invest in convertible securities that are rated "BBB" or "Baa" or higher.

Securities rated "BB" or "Ba" or lower either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. There is no lower limit with respect to rating categories for convertible securities in which the Large Cap Value Fund may invest. Corporate debt obligations are "investment grade" if they are rated "BBB" or higher by S&P or "Baa" or higher by Moody's or, if unrated, are determined to be of comparable quality. Debt obligations that are not determined to be investment grade are high yield, high risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment grade securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The market prices of debt securities also generally fluctuate with changes in interest rates. In addition, the secondary trading market for high yield securities may be less liquid than the market for higher grade securities. In addition, lower rated securities may be more difficult to dispose of or to value than high-rated, lower-yielding securities.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the opinion of the adviser, or sub-adviser, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the adviser or sub-adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the adviser or sub-adviser may consider numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

As with all fixed income securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Repurchase Agreements. Securities held by the Funds and Underlying Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund or Underlying Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers that BB&T Asset Management or the Sub-Adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price, which includes interest negotiated on the basis of current short-term rates. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, a Fund or Underlying Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement. Securities subject to repurchase agreements will be held by a Fund's or Underlying Fund's custodian or another qualified custodian, as appropriate, or in the Federal Reserve/Treasury book-entry system.

Reverse Repurchase Agreements and Dollar Roll Agreements. The Funds and Underlying Funds may also enter into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. Pursuant to such reverse repurchase agreements, a Fund or Underlying Fund would sell certain of its securities to financial institutions such as banks and broker-dealers, and agree to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. A dollar roll agreement is analogous to a reverse repurchase agreement, with a Fund or Underlying Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. At the time a Fund or Underlying Fund enters into a reverse repurchase agreement or dollar roll agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid securities consistent with its investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of securities to be purchased by a Fund or Underlying Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that a Fund or Underlying Fund is delayed or prevented from completing the transaction.

Futures Contracts. The Funds and Underlying Funds (except for the BB&T U.S. Treasury Fund) may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, purchase or sell options on any such futures contracts and engage in related closing transactions. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The Funds or Underlying Funds may engage in such futures contracts in an effort to hedge against market risks and to manage its cash position, but not for leveraging purposes. This investment technique is designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund or Underlying Fund holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Funds or Underlying Funds can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund or Underlying Fund, through the purchase of such contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give the Funds or Underlying Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period.

Futures transactions involve brokerage costs and require the Funds or Underlying Funds to segregate liquid assets, such as cash, U.S. Government securities or other liquid securities to cover its obligation under such contracts. A Fund or an Underlying Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Funds or Underlying Funds had not entered into any futures transactions. In addition, the value of a Fund's or Underlying Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities and foreign currencies, limiting the Fund's or Underlying Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Pursuant to claims for exemption filed with the Commodity Futures Trading Commission ("CFTC") and/or the National Futures Association on behalf of the Funds and the Adviser, the Funds and the Adviser are not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act. By virtue of changes to CFTC regulations, the substantive limitations set forth in the Funds' exemption filing with respect to their use of futures contracts are no longer applicable.

Foreign Currency Transactions. The value of the assets of the BB&T International Equity Fund, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Underlying Fund may incur costs in connection with conversions between various currencies. The BB&T International Equity Fund will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract ("forward currency contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The BB&T International Equity Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies.

By entering into a forward currency contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the BB&T International Equity Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains which might result from a positive change in such currency relationships. The BB&T International Equity Fund may also hedge foreign currency exchange rate risk by engaging in a currency financial futures and options transactions, which are described below. The forecasting of short-term currency market movements is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

It is impossible to forecast with precision the market value of portfolio securities at the expiration of a forward currency contract. Accordingly, it may be necessary for the BB&T International Equity Fund to purchase additional currency on the spot market if the market value of the security is less than the amount of foreign currency such Underlying Fund is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency such Underlying Fund is obligated to deliver.

If the BB&T International Equity Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward currency contract prices. If the BB&T International Equity Fund engages in an offsetting transaction, it may subsequently enter into a new forward currency contract to sell the foreign currency. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result should the value of such currency increase. The BB&T International Equity Fund will have to convert their holdings of foreign currencies into U.S. dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

The BB&T International Equity Fund's custodian bank segregates cash or liquid securities in an amount not less than the value of the Underlying Fund's total assets committed to forward currency contracts entered into for the purchase of a foreign security. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Underlying Fund's commitments with respect to such contracts. The BB&T International Equity Fund generally does not enter into a forward contract with a term longer than one year.

Foreign Currency Options. A foreign currency option provides the BB&T International Equity Fund, as the option buyer, with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the BB&T International Equity Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the BB&T International Equity Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put.

Similarly, if the BB&T International Equity Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the BB&T International Equity Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

Foreign Currency Futures Transactions. As part of its financial futures transactions, the BB&T International Equity Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, an Underlying Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

                             INVESTMENT RESTRICTIONS

The following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "ADDITIONAL INFORMATION -- Vote of a Majority of the Outstanding Shares" in this SAI). Unless expressly designated as fundamental, all policies and procedures of the Funds may be changed by the Board of Trustees without shareholder approval.

None of the Funds will:

      1. Purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) the Capital Manager Equity Fund may invest more than 25% of its total assets in investment companies, or portfolios thereof, that are Underlying Funds of such Fund; and
(d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

      2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, (i) more than 5% of the value of the Fund's total assets would be invested in such issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the value of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. There is no limit to the percentage of assets that the Capital Manager Equity Fund may invest in any investment company. In addition, the Capital Manager Equity Fund is not subject to restriction (ii) above;

      3. Borrow money or issue senior securities, except that a Fund may borrow from banks or brokers, in amounts up to 10% of the value of its total assets at the time of such borrowing. A Fund will not purchase securities while its borrowings exceed 5% of its total assets. The Capital Manager Equity Fund and the funds underlying it are not subject to this restriction and may borrow money or issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations;

      4. Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities (in an amount not to exceed one-third of its total assets), in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements. The Capital Manager Equity Fund and the funds underlying it are not subject to this restriction and may lend to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations;

      5. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."

      6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus of the Fund. The Capital Manager Equity Fund and certain funds underlying it are not subject to this restriction and may purchase or sell commodities, commodities contracts, or future contracts to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations; and

      7. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein, or in Underlying Funds investing in such securities, are not prohibited by this restriction). The Capital Manager Equity Fund and certain funds underlying it are not subject to this restriction and may purchase or sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretation of such statute, rules or regulations.

The following additional investment restrictions are not fundamental policies and therefore may be changed without the vote of a majority of the outstanding Shares of a Fund. None of the Funds may:

      1. Engage in any short sales (except for short sales "against the box"). ;

      2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, (b) to the extent permitted by the 1940 Act or pursuant to any exemptions therefrom, and (c) as consistent with the investment policies of the Capital Manager Equity Fund;

      3. Mortgage or hypothecate the Fund's assets in excess of one-third of the Fund's total assets; and

      4. Purchase or otherwise acquire any securities if, as a result, more than 15% of the Fund's net assets would be invested in securities that are illiquid.

If any percentage restriction described above is satisfied at the time of purchase, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction. However, should a change in net asset value or other external events cause a Fund's (except the Capital Manager Equity Fund's) investments in illiquid securities to exceed the limitation set forth in such Fund's Prospectus, that Fund will act to cause the aggregate amount of illiquid securities to come within such limit as soon as reasonably practicable. In such an event, however, that Fund would not be required to liquidate any portfolio securities where the Fund would suffer a loss on the sale of such securities.

Due to the investment policies of the Capital Manager Equity Fund, this Fund will concentrate more than 25% of its total assets in the investment company industry. However, no Underlying Fund in which such Fund invests (except the Prime Money Market Fund) may concentrate more than 25% of its total assets in any one industry.

PORTFOLIO TURNOVER

Changes may be made in a Fund's portfolio consistent with the investment objective and policies of the Fund whenever such changes are believed to be in the best interests of the Fund and its Shareholders. The portfolio turnover rates for all of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs to a Fund, including brokerage commissions. Each Fund will be managed without regards to its portfolio turnover rate.

The portfolio turnover rate of the Capital Manager Equity Fund is expected to be low, as such Fund will purchase or sell shares of the Underlying Funds, to (i) accommodate purchases and sales of such Fund's Shares, and (ii) change the percentage of its assets invested in each Underlying Fund in which it invests in response to market conditions. The Large Cap Value Fund, the Large Company Growth Fund, and the Mid Cap Growth Funds will be managed without regard to their portfolio turnover rate. It is anticipated that the annual portfolio turnover rate for an Underlying Fund normally will not exceed the amount stated in such Underlying Fund's Prospectus.

The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission requires that the calculation exclude all securities whose remaining maturities at the time of acquisition are one year or less.

                                 NET ASSET VALUE

The net asset value of each Fund is determined and the Shares of each Fund are priced as of the close of the New York Stock Exchange, Inc. ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day of the Trust (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no Shares of the Fund are tendered for redemption and no order to purchase any Shares is received). A "Business Day" is a day on which the NYSE is open for trading. Currently, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of the Prime Money Market Fund and the U.S. Treasury Fund is determined and their Shares are priced as of 12:00 p.m., 3:00 p.m., and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern
Time) on each day that the Federal Reserve and the Prime Money Market Fund and the U.S. Treasury Fund will be open. The Prime Money Market Fund and the U.S. Treasury Fund will be closed on weekends and days on which the NYSE or the federal reserve is closed, including the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE FUNDS

Portfolio securities, the principal market for which is a securities exchange, generally will be valued at the closing price on that exchange on the day of computation, or, if there have been no sales during such day, at the last sales price on any other exchange or trading system. Portfolio securities, the principal market for which is not a securities exchange, generally will be valued on the basis of the mean between the last bid and ask quotes furnished by primary market makers for those securities. For NASDAQ/NMS traded securities, market value may also be determined on the basis of the Nasdaq Official Closing Price (NOCP) instead of the closing price. Foreign securities generally are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. The value of foreign securities may be affected significantly on a day that the NYSE is closed and an investor is unable to purchase or redeem Shares. Shares of investment companies are valued on the basis of their net asset values, subject to any applicable sales charge. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair market value as determined in good faith under the general supervision of the Board of Trustees. If a significant market event impacting the value of a portfolio security occurs subsequent to the close of trading in the security, but prior to the calculation of a Fund's net asset value per share, market quotations for that security may not be readily available. If the impact of such a significant market event materially affects the net asset value per share of a Fund, an affected portfolio security will be valued at fair market value as determined in good faith under the general supervision of the Board of Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Shares of each Fund are sold on a continuous basis by the Distributor, and the Distributor has agreed to use appropriate efforts to solicit all purchase orders. The public offering price of Shares of the Funds is their net asset value per Share.

The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair market value of its net assets.

Shares may be redeemed without charge on any day that net asset value is calculated. All redemption orders are effected at the net asset value per Share next determined after receipt by the Distributor of a redemption request. Payment for Shares redeemed normally will be made within seven days.

The Trust intends to pay cash for all Shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. In such cases, a Shareholder may incur brokerage costs in converting such securities to cash.

Variable Contract Owners do not deal directly with the Funds to purchase, redeem, or exchange Shares, and Variable Contract Owners should refer to the prospectus for the applicable Separate Account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the pertinent Separate Account that invests in the Funds.

Each Fund reserves the right to discontinue offering Shares at any time, or to cease investment operations entirely.

                             MANAGEMENT OF THE TRUST

MANAGEMENT INFORMATION

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an "interested person" (as defined in the 1940 Act) and each non-interested Trustee are set forth below:

Trustees

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                               TERM OF                                             FUND             OTHER
                              POSITION(s)     OFFICE AND              PRINCIPAL                  COMPLEX         TRUSTEESHIPS
  NAME, ADDRESS, AND           HELD WITH      LENGTH OF          OCCUPATION(s) DURING           OVERSEEN BY        HELD BY
    DATE OF BIRTH                TRUST       TIME SERVED             PAST 5 YEARS                TRUSTEE**         TRUSTEE
NON-INTERESTED TRUSTEES

Thomas W. Lambeth            Trustee and    Indefinite,        From January 2001 to                 31               None
700 Yorkshire Road           Chairman of    8/92 - Present     present, Senior Fellow,
Winston-Salem, NC 27106      the Board of                      Z. Smith Reynolds
Birthdate: 01/08/35          Trustees                          Foundation; from 1978 to
                                                               January 2001, Executive
                                                               Director, Z. Smith
                                                               Reynolds Foundation.

Robert W. Stewart            Trustee        Indefinite,        Retired; Chairman and                31               None
201 Huntington Road                         2/94 - Present     Chief Executive Officer
Greenville, SC 29615                                           of Engineered Custom
Birthdate: 05/22/32                                            Plastics Corporation from
                                                               1969 to 1990.

Drew T. Kagan                Trustee        Indefinite,        From December 2003 to                31               None
Montecito Advisors, Inc.                    8/00 - Present     present, President and
810 N. Jefferson St.,                                          Director, Montecito
Suite 101.                                                     Advisors, Inc.; from
Lewisburg, WV 24901                                            March 1996 to December
Birthdate: 02/21/48                                            2003, President,
                                                               Investment Affiliate, Inc.

Laura C. Bingham             Trustee        Indefinite,        From July 1998 to                    31               None
Peace College                               2/01 - Present     present, President of
Office of the President                                        Peace College.
15 East Peace Street
Raleigh, NC 27604-1194
Birthdate: 11/09/56

Douglas R. van Scoy          Trustee        Indefinite         Retired; From                        31               None
841 Middle St                               5/04 - present     November 1974 to
Sullivans Island, SC 26481                                     July 2001, Deputy
Birthdate: 11/09/43                                            Director of Private
                                                               Client Group and
                                                               Senior Executive
                                                               Vice President of
                                                               Smith Barney
                                                               (investment banking).

James L. Roberts             Trustee        Indefinite         Retired; From                        31               None
7 Kittansett Court                          11/04 -            January 1999 to
Skillman, NJ 08558                          present            December 2003,
Birthdate: 11/23/42                                            President, CEO and
                                                               Director, Covest
                                                               Bancshares, Inc.

Interested Trustee

*Kenneth L. Miller, Jr.      Trustee        Indefinite,        From August 1997 to                 31               None
200 W. Second Street,                       11/02 -            present, Executive
  16th Floor                                Present            Vice President,
Winston-Salem, NC 27101                                        Branch Banking and
Birthdate: 09/19/46                                            Trust Company;
                                                               employee of Branch
                                                               Banking and Trust
                                                               Company since 1982

* Mr. Miller is an "interested trustee" because he serves as a director of BB&T Asset Management, the investment adviser to the each of the series of BB&T Variable Insurance Funds. Branch Banking and Trust Company is the parent of the investment adviser.

**    The Fund Complex consists of the Trust and the BB&T Funds.

Executive Officers


                                 POSITION(s)       TERM OF OFFICE AND
NAME, ADDRESS, AND               HELD WITH           LENGTH OF TIME              PRINCIPAL OCCUPATION(s) DURING PAST 5
  DATE OF BIRTH                    TRUST                SERVED                                   YEARS
Keith F. Karlawish               President         Indefinite,                From May 2002 to present, President,
Birthdate: 08/22/64                                01/05 - Present            BB&T Asset Management, Inc.; from
                                                                              1996 to 2002, Senior Vice President
                                                                              and Director of Fixed Income, BB&T
                                                                              Asset Management, Inc.

Troy A. Sheets                   Treasurer         Indefinite,                From April 2002 to present, employee
Birthdate: 05/29/71                                01/05 - Present            of BISYS Fund Services; from
                                                                              September 1993 to April 2002,
                                                                              employee of KPMG LLP

Frank Pavlak                     Vice              Indefinite,                From May 2004 to September 2004,
Birthdate: 3/23/1947             President,        01/05 - Present            Senior Vice President, BISYS Fund
                                 Chief                                        Services
                                 Compliance
                                 Officer and                                  From January 1999 to April 2004,
                                 AML                                          Vice President, OppenheimerFunds
                                 Compliance                                   Inc.
                                 Officer

Alaina V. Metz                   Assistant         Indefinite,                From June 1995 to present, employee,
Birthdate: 04/07/67              Secretary         01/05 - Present            BISYS Fund Services

For interested Trustees and officers, positions held with affiliated persons or principal underwriters of the Trust are listed in the following table:

                            POSITIONS HELD WITH AFFILIATED PERSONS OR PRINCIPAL
        NAME                             UNDERWRITERS OF THE TRUST
        ----                             -------------------------
Kenneth L. Miller     BB&T Corporation, Executive Vice President
                      BB&T Asset Management, Inc., Chairman of the Board of Directors
George Martinez       BISYS Fund Services, Senior Vice President-Client Services
James T. Gillespie    BISYS Fund Services, Director Client Services
Troy A. Sheets        BISYS Fund Services, Vice President
Alaina V. Metz        BISYS Fund Services, Vice President
Chris Sabato          BISYS Fund Services, Director
E.G. Purcell, III     BB&T Asset Management, Inc., Senior Vice President

The officers of the Trust, except for the Chief Compliance Officer, receive no compensation directly from the Trust for performing the duties of their offices. BISYS Fund Services, L.P. receives fees from the Trust for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the Trust for acting as Transfer Agent and for providing fund accounting services to the Trust.

BOARD OF TRUSTEES

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise actively its day-to-day operations.

Audit Committee

The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of independent public accountants for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent public accounting firm and the full Board of Trustees. Messrs. Kagan, Lambeth, and Stewart and Ms. Bingham serve on this Committee; Mr. Kagan serves as chair of the committee.

Nominating Committee

The purpose of the Nominating Committee is to recommend qualified candidates to the Board in the event that a position is vacated or created. Messrs. Kagan, Lambeth, Stewart, Roberts, Van Scoy and Ms. Bingham serve on this committee; Mr. Lambeth serves as chair of the committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of BB&T Variable Insurance Funds.

SECURITIES OWNERSHIP

Listed below for each Trustee is a dollar range of securities beneficially owned in the Funds together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Trustee that are in the same family of investment companies as the Trust, as of December 31, 2004.

                                                                 AGGREGATE DOLLAR RANGE OF
                                                                 EQUITY SECURITIES IN ALL
                                                                   REGISTERED INVESTMENT
                                                                   COMPANIES OVERSEEN BY
                           DOLLAR RANGE OF EQUITY             TRUSTEE IN FAMILY OF INVESTMENT
   NAME OF TRUSTEE         SECURITIES IN THE TRUST                       COMPANIES
   ---------------         -----------------------            -------------------------------
Thomas W. Lambeth                   none                               $1 - $10,000
Robert W. Stewart                   none                                > $100,000
Drew T. Kagan                       none                                > $100,000
Laura C. Bingham                    none                             $10,001 - $50,000
Douglas R. van Scoy                 none                                 $100,000
Kenneth L. Miller, Jr.              none                                    $0

As of February 10, 2005, the Trustees and officers of the Trust, as a group, owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the Shares of any portfolio of the Trust.

No non-interested Trustee (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the principal underwriter of the Trust, or any entity controlling, controlled by or under common control with the Advisor or the principal underwriter of the Trust (no including registered investment companies). Set forth in the table below is information regarding each non-interested Trustee's (and his immediate family members') share ownership in securities of the Advisor, the principal underwriter of the Trust, and any entity controlling, controlled by or under common control with the Advisor or principal underwriter of the Trust (not including registered investment companies).

                             NAME OF
                            OWNERS AND
                          RELATIONSHIPS                TITLE OF     VALUE OF    PERCENT OF
  NAME OF TRUSTEE           TO TRUSTEE      COMPANY      CLASS     SECURITIES     CLASS
  ---------------         -------------     -------    --------    ----------   ----------
Thomas W. Lambeth             none            none       none         none         none
Robert W. Stewart             none            none       none         none         none
Drew T. Kagan                 none            none       none         none         none
Laura C. Bingham              none            none       none         none         none
Douglas R. van Scoy           none            none       none         none         none
James L. Roberts              none            none       none         none         none

No non-interested Trustee or immediate family member has during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the Trust or the Investment Adviser or their affiliates (other than the Trust); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

-     the Funds;

-     an officer of the Funds;

- an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Investment Adviser or principal underwriter of the Funds;

- an officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the Investment Adviser or principal underwriter of the Funds;

-     the Investment Adviser or principal underwriter of the Funds,

- an officer of the Investment Adviser or principal underwriter of the Funds;

- a person directly or indirectly controlling, controlled by, or under common control with the Investment Adviser or principal underwriter of the Funds; or

- an officer of a person directly or indirectly controlling, controlled by, or under common control with the Investment Adviser or principal underwriter of the Funds.

The officers of BB&T Variable Insurance Funds receive no compensation directly from BB&T Variable Insurance Funds for performing the duties of their offices. BB&T Asset Management, Inc. receives fees from BB&T Variable Insurance Funds for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from BB&T Variable Insurance Funds for acting as Transfer Agent and for providing fund accounting services to BB&T Variable Insurance Funds. In addition, BISYS Fund Services Ohio, Inc. receives fees from the Administrator for acting as Sub-Administrator.

INVESTMENT ADVISER

BB&T Asset Management, Inc. ("BB&T Asset Management" or "Adviser"), 434 Fayetteville Street, Raleigh, N.C. 27601, is the investment adviser of the Fund. BB&T Asset Management is a separate wholly-owned subsidiary of BB&T Corporation, the predecessor investment adviser of the Large Cap Value Fund (formerly the Growth and Income Fund). BB&T Corporation recently reorganized its investment advisory division as BB&T Asset Management, which has replaced BB&T Corporation as the investment advisor to the Fund. Management and investment advisory personnel of BB&T Corporation that formerly provided investment management services to the Fund now do so as the personnel of BB&T Asset Management. Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

BB&T Corporation is a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2004, BB&T Corporation had assets of approximately $100.5 billion. BB&T Corporation operates over 1,400 banking offices in Alabama, Florida, Georgia, Indiana, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Corporation also provides trust, investment, insurance and travel services. BB&T Corporation has provided investment management services through its Trust and Investment Services Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns.

Under the Investment Advisory Agreement, BB&T Asset Management has agreed to provide investment advisory services for each of the Funds as described in the Prospectuses. For the services provided and expenses assumed pursuant to the Investment Advisory Agreement,

BB&T Asset Management is entitled to a fee, computed daily and paid monthly, at the following annual rates, calculated as a percentage of the average daily net assets of each Fund: 0.74% for the Large Cap Value Fund, 0.25% for the Capital Manager Equity Fund, 0.74% for the Large Company Growth Fund, 0.74% for the Mid Cap Growth Fund, 0.80% for the Special Opportunities Equity Fund, and 0.60% for the Total Return Bond Fund.

Unless sooner terminated, the Investment Advisory Agreement continues in effect as to a particular Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding Shares of such Fund and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by BB&T Asset Management. The Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Investment Advisory Agreement provides that BB&T Asset Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BB&T Asset Management in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

From time to time, advertisements, supplemental sales literature, and information furnished to present or prospective Shareholders of the Fund may include descriptions of BB&T Asset Management including, but not limited to, (i) descriptions of BB&T Asset Management's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to BB&T Asset Management's operations.

INVESTMENT SUB-ADVISER

Subject to the general supervision of the Trust's Board of Trustees and in accordance with the Fund's investment objective and restrictions, investment sub-advisory services are provided to the Special Opportunities Equity Fund by Scott & Stringfellow, Inc. ("Scott & Stringfellow" or the "Sub-Adviser"), 909 E. Main Street, Richmond, Virginia 23219, a wholly owned subsidiary of BB&T Corporation, pursuant to a sub-advisory agreement (the "Sub-Advisory Agreement") with BB&T Asset Management dated March 1, 2005.

The Sub-Adviser makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the general supervision of the Board of Trustees and BB&T Asset Management in accordance with the Fund's investment objective, policies and restrictions.

Under the Investment Sub-Advisory Agreement with BB&T Asset Management, the Sub-Adviser has agreed to provide investment advisory services for the Special Opportunities Equity Fund as described in the Prospectus describing that Fund. For its services and expenses incurred under the Investment Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee payable by BB&T Asset Management. The fee is computed daily and paid monthly at an annual rate of 0.80% of the Fund's average daily net assets or such lower fee as may be agreed upon in writing by BB&T Asset Management and the Sub-Adviser; provided that if BB&T Asset Management waives some or all of its investment advisory fee, the Sub-Adviser shall waive its fee so that it shall receive no more than seventy-five percent (75%) of the net investment advisory fee paid to BB&T Asset Management.

Unless sooner terminated, the Sub-Advisory Agreement shall continue with respect to the Fund for an initial term of two years, and thereafter for successive one-year periods if such continuance is approved at least annually by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting Shares of the Fund and a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement by vote cast in person at a meeting called for such purpose. The Sub-Advisory Agreement may be terminated with respect to a Fund by the Trust at any time without the payment of any penalty by the Board of Trustees of the Trust, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by BB&T Asset Management or the Sub-Adviser on 60 days' written notice. The Sub-Advisory Agreement will also immediately terminate in the event of its assignment, as defined in the 1940 Act.

The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by BB&T Asset Management , the Trust or the Fund in connection with the performance of its duties, except that the Sub-Adviser shall be liable to BB&T Asset Management for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder. From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Variable Contract Owners may include descriptions of the Sub-Adviser including, but not limited to, (i) descriptions of the Sub-Adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to the Sub-Adviser's operations.

BB&T Asset Management or the Sub-Adviser may pay, out of its own assets and at no cost to the Funds, amounts to broker-dealers, insurance companies or other financial intermediaries in connection with the provision of administrative services and/or with the distribution of the Funds' Shares. Investors may be able to obtain more information about these payments and services from insurance companies, or their broker or other financial intermediaries and should so inquire if they would like additional information.

BOARD CONSIDERATION OF ADVISORY AND SUB-ADVISORY ARRANGEMENTS

The Funds are expected to be successors to corresponding series of Variable Insurance Funds, a Massachusetts business trust, upon the consummation of an expected redomiciliation transaction pursuant to an Agreement and Plan of Reorganization (the "Redomiciliation Agreement"). Variable Insurance Funds is an open-end management investment company which currently offers multiple separate portfolios including the BB&T Large Cap Value Fund, BB&T Capital Manager

Equity Fund, BB&T Large Company Growth Fund, BB&T Mid Cap Growth Fund, BB&T Special Opportunities Equity Fund and BB&T Total Return Bond Fund (collectively, the "Existing Funds"). Pursuant to the Redomiciliation Agreement, BB&T Variable Insurance Funds is expected to assume all of the assets and liabilities of the Existing Funds, including all current advisory, sub-advisory and other service provider agreements. As such, the redomiciliation transaction is expected to effectively lift out the Existing Funds from Variable Insurance Funds and reorganize such funds into otherwise the substantially identical Funds.

It is expected that the Board of Trustees of the Trust will review and approve advisory and sub-advisory agreements at the organizational meetings to be held on February 28, 2005 and March 1, 2005. These agreements are expected to be the same as the agreements currently in effect between Variable Insurance Funds and each of BB&T Asset Management and the Sub-Adviser. The following discussion relates to the approval by the Board of Trustees of Variable Insurance Funds of the advisory and sub-advisory agreements currently in effect with respect to the Existing Funds, which are expected to be redomiciled into the Trust upon the closing of the redomiciliation transaction.

The Board of Trustees approved the Investment Advisory Agreement and the Sub-Advisory Agreement at meetings held on February 26, 2004, as adjourned to March 3, 2004. In determining whether it was appropriate to approve the Investment Advisory Agreement and Sub-Advisory Agreement, the Board of Trustees requested information, provided by BB&T Asset Management and the Sub-Adviser, that it believed to be reasonably necessary to reach its conclusion. The Board of Trustees carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Trustees determined that the Investment Advisory Agreement and the Sub-Advisory Agreement is consistent with the best interests of each Fund to which it applies and its shareholders, and enables each Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board of Trustees made these determinations on the basis of the following considerations, among others:

      - The investment advisory fees payable to BB&T Asset Management and the Sub-Adviser under the Investment Advisory Agreement and the Sub-Advisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of BB&T Asset Management's and the Sub-Adviser's relationship with the Funds, and the comparability of the proposed fees to fees paid by comparable mutual funds;

      - The Investment Advisory Agreement and the Sub-Advisory Agreement did not increase current investment advisory fees or overall operating expenses of each then operational Fund to which it applies over historical fee and expense levels;

      - The continuity of each then operational Fund's current portfolio manager and other persons responsible for management of the Fund, which should help ensure continuity of management and consistency of performance;

      - The nature, quality and extent of the investment advisory services provided by BB&T Asset Management and the Sub-Adviser, in light of the high quality services provided to the then operational Funds in the past and the other mutual funds advised by BB&T Asset Management and the Sub-Adviser and the then operational Funds' historic performance, including achievement of stated investment objectives;

      - BB&T Asset Management's and the Sub-Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience;

      - BB&T Asset Management's and the Sub-Adviser's entrepreneurial commitment to the management and success of the Funds, which could entail a substantial commitment of resources to the successful operation of the Funds;

      - The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of BB&T Asset Management and the Sub-Adviser.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Trustees unanimously approved the Investment Advisory Agreement and the Sub-Advisory Agreement.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has adopted proxy voting policies and procedures for the Trust ("Trust Proxy Voting Policies and Procedures") with respect to voting proxies relating to the portfolio securities held by the Funds. The Board of Trustees has delegated the authority to vote proxies related to portfolio securities of each of the Funds to the Adviser, which in turn delegated proxy voting authority for the Special Opportunities Equity Fund to the Sub-Adviser. Under this authority, the Adviser and Sub-Adviser are required to vote proxies related to the portfolio securities in the best interests of the Funds. The Trust Proxy Voting Policies and Procedures require that the Board of Trustees annually review the policies, procedures and other guidelines for voting proxies for the Adviser and the Sub-Adviser. The Proxy Voting Policies and Procedures also require the Adviser and the Sub-Adviser to report annually with respect to all proxies it has received for action. With respect to proxies identified as involving a conflict of interest, the Adviser or the Sub-Adviser will submit a report indicating the nature of the conflict and how it was resolved.

Under the Trust Proxy Voting Policies and Procedures, the Board of Trustees will provide the Trust's consent to vote in matters where the Adviser or Sub-Adviser seeks such consent because of a conflict of interest that arises in connection with a particular vote, or for other reasons.

BB&T ASSET MANAGEMENT's PROXY VOTING POLICIES AND PROCEDURES

The Adviser and Sub-Adviser have implemented written Proxy Policies and Procedures that describe how the Adviser or Sub-Adviser will vote proxies relating to certain proposals. The Proxy Voting Policies and Procedures are designed to reasonably ensure that proxies are voted prudently and in the best interest of their advisory clients for whom they have voting authority, including the Funds, as appropriate.

The Sub-Adviser is a wholly owned subsidiary of BB&T Corporation, the parent of BB&T Asset Management, and will use BB&T's Proxy Voting Policy and Procedures.

Proxy Committee

With respect to clients' securities for which BB&T Asset Management has responsibility for voting proxies, the Proxy Committee of BB&T Asset Management will monitor corporate actions, make voting decisions, ensure proxies are submitted timely, and make determinations regarding actual or potential conflicts of interests. The Proxy Committee may elect to engage (or terminate) the services of a third party provider to perform or assist with one or more of these functions. BB&T Asset Management has engaged Institutional Shareholder Services ("ISS") to monitor corporate actions, make voting recommendations, ensure proxies are submitted timely, and maintain the records.

Except as provided below, to the extent that any member of the Proxy Committee reviews a given ISS recommendation and determines that the best interests of the BB&T Asset Management clients who hold the proxies would likely be better served by rejecting the ISS recommendation, then the member shall promptly notify the Proxy Committee, which shall then review the issue and determine, based on the principles set forth below, whether to accept or reject the ISS recommendation. If the Proxy Committee chooses to reject the ISS recommendation, it shall instruct ISS to vote the proxies accordingly and shall forward to the Director of Compliance originals or copies of all documents that memorialize the basis for the decision and all documents created by the Proxy Committee or by any other area or employee of BB&T Asset Management that were material to making the decision.

Proxies Will Be Voted In Accordance With The Clients' Best Interests

It is BB&T Asset Management's policy that all proxies for clients' securities be voted strictly in accordance with the best interests of the clients' accounts. The key element underlying any evaluation of the interests of a client in a proposal, election, or issue presented to a shareholder vote is the effect, if any, the proposal, election, or issue could have on the current or future value of the investment.

Proxy Voting Determination Guidelines

BB&T Asset Management relies on ISS's voting policies and judgments, which BB&T Asset Management has found to be sound and well regarded. Nevertheless, BB&T Asset Management reserves the right to reject any given ISS recommendation, except as provided below. In determining whether to reject an ISS recommendation, BB&T Asset Management will be guided by its Proxy Voting Policies and Procedures.

Generally, BB&T Asset Management will support company managements which, in its opinion, have the intent and ability to maximize shareholder wealth over the long term. Long term shareholder value need not be sacrificed in favor of short term gains. Proposals that diminish the rights of shareholders or diminish management or board accountability to the shareholders will typically be opposed. However, reasonable measures that provide the board or management with flexibility for negotiation during unsolicited takeover attempts might be supported provided that such measures do not deter every potential acquisition.

Likewise, compensation plans that appear excessive relative to comparable companies' compensation packages and/or appear unreasonable in light of the performance of the issuer will typically be opposed. Matters involving social issues or corporate responsibility will be evaluated principally based on their likely impact on the economic value of the issuer.

Conflicts of Interests

In some circumstances, an issuer's proxies may present an actual or potential conflict of interests between BB&T Asset Management and a client account holding securities of the issuer. It is BB&T Asset Management's policy that all proxies for a client's securities be voted strictly in accordance with the best interests of the client's account. Nevertheless, BB&T Asset Management also employs additional safeguards in situations potentially involving a material conflict of interests.

BB&T Corporation Stock

BB&T Asset Management is a wholly-owned subsidiary of BB&T Corporation, which is an issuer of equity securities. If a client's account holds BB&T Corporation common stock and the client has authorized BB&T Asset Management to vote proxies on the client's behalf, then a potential conflict of interests exists with respect to BB&T Asset Management's ability to vote proxies for such stock because BB&T Asset Management and its employees are controlled (directly or indirectly) by BB&T Corporation and its management. Such management will often have a stake in, or an opinion regarding, the subject of a shareholder vote. As a result, to the extent that BB&T Asset Management is authorized to vote proxies on behalf of its clients who hold shares of BB&T Corporation common stock, BB&T Asset Management will rely exclusively upon the recommendations made by ISS with respect to BB&T Corporation proxies and will not consider rejecting such recommendations.

Other Material Conflicts of Interests

The Proxy Committee will compile, maintain, and update a list of issuers with which BB&T Asset Management or its affiliates have such a relationship that proxies presented with respect to such issuers may give rise to a material conflict of interests. Examples may include issuers for which BB&T Asset Management manages a pension or employee benefits plan or for which a BB&T affiliate is known by the Proxy Committee to provide brokerage, underwriting, insurance, or banking services. To the extent that BB&T Asset Management receives proxies from such issuers for clients who have authorized BB&T Asset Management to vote their proxies, the Proxy Committee will examine the proxy solicitations and assess the potential conflict in order to determine what procedures to employ with respect to the proxy. Likewise, the Proxy Committee will make such an examination and determination with respect to other proxy solicitations that may give rise to a material conflict of interests, such as where BB&T Asset Management or one or more of its executives or directors has a business or personal relationship with a proponent of a proxy proposal, a participant in a proxy contest, a corporate director, or a candidate for a directorship. Depending on the circumstances, the Proxy Committee may:

(a) Cause the proxies to be voted according to ordinary guidelines and procedures if it determines that the proxies do not present a material conflict of interests and documents its reasons for making that determination and delivers such documentation to the Director of Compliance; or

(b) Where the client is a Underlying Fund, BB&T Asset Management must disclose the material conflict of interests to that Fund's board of trustees (or a committee of the board) and obtain the board's (or committee's) consent or direction to vote the proxies; and/or

(c) Rely exclusively upon the recommendation made by ISS and not consider rejecting such recommendation if the Proxy Committee determines that a material conflict of interests exists and documents that determination and delivers such documentation to the Director of Compliance.

BB&T Funds Proxies

To the extent that BB&T Asset Management is authorized to vote proxies on behalf of its clients who hold shares or interests in any BB&T Fund, BB&T Asset Management will rely exclusively upon the recommendations made by ISS with respect to such BB&T fund proxies and will not consider rejecting such recommendations.

The Funds will be required to file new SEC Form N-PX with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The first filing of Form N-PX will be made no later than August 31, 2006 for the 12-month period ending June 30, 2006. Once filed, the form will be available without charge: (1) from the Funds, upon request by calling 1-800-228-1872; and (2) on the SEC's web site at http://www.sec.gov.

PORTFOLIO TRANSACTIONS

BB&T Asset Management and the Sub-Adviser determine, subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers or dealers are to be eligible to execute such Fund's portfolio transactions.

Purchases and sales of portfolio securities which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere.

Unless otherwise directed by the Board of Trustees, allocation of transactions, including their frequency, to various brokers and dealers is determined by BB&T Asset Management or the Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. In selecting a broker or dealer, BB&T Asset Management and the Sub-Adviser evaluates a wide range of criteria, including the commission rate or dealer mark-up, execution capability, the broker's/dealer's positioning and distribution capabilities, back office efficiency, ability to handle difficult trades, financial stability, reputation, prior performance, and, in the case of brokerage commissions, research. The primary consideration is the broker's ability to provide "best execution," which is the best overall qualitative execution of a Fund's brokerage transactions, so that the total costs or proceeds to the Fund are the most favorable under the circumstances. Subject to this consideration, brokers and dealers who provide supplemental investment research to BB&T Asset Management or the Sub-Adviser may receive orders for transactions on behalf of the Trust. Research may include brokers' analyses of specific securities, performance and technical statistics, and information databases. It may also include maintenance research, which is the information that keeps BB&T Asset Management or the Sub-Adviser informed concerning overall economic, market, political and legal trends. Under some circumstances, BB&T Asset Management's or the Sub-Adviser's evaluation of research and other broker selection criteria may result in one or a few brokers executing a substantial percentage of a Fund's trades. This might occur, for example, where a broker can provide best execution at a cost that is reasonable in relation to its services and the broker offers unique or superior research facilities, special knowledge or expertise in a Fund's relevant markets, or access to proprietary information about companies that are a majority of a Fund's investments.

Research information so received is in addition to and not in lieu of services required to be performed by BB&T Asset Management or the Sub-Adviser and does not reduce the fees payable to BB&T Asset Management or the Sub-Adviser by the Trust. Such information may be useful to BB&T Asset Management or the Sub-Adviser in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful in carrying out its obligations to the Trust. While BB&T Asset Management or the Sub-Adviser generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for reasons discussed above.

Investment decisions for each Fund are made independently from those for the other Funds or any other portfolio, investment company or account managed by BB&T Asset Management or the Sub-Adviser. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which BB&T Asset Management or the Sub-Adviser believes to be equitable to the Fund(s) and such other portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, BB&T Asset Management or the Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other portfolio, investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trust, BB&T Asset Management or the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of BB&T Asset Management, the Sub-Adviser or BISYS, their parents or their subsidiaries or affiliates and, in dealing with its customers, BB&T Asset Management or the Sub-Adviser, their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

FEDERAL BANKING LAW

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, BB&T Asset Management's activities remain subject to, and may be limited by, applicable federal banking law and regulations. BB&T Asset Management believes that it possesses the legal authority to perform the services for the Funds contemplated by the Prospectus, this SAI, and the Investment Advisory Agreement without violation of applicable statutes and regulations. If future changes in these laws and regulations were to limit the ability of BB&T Asset Management to perform these services, the Board of Trustees would review the Trust's relationship with BB&T Asset Management and consider taking all action necessary in the circumstances, which could include recommending to Shareholders the selection of another qualified advisor or, if that course of action appeared impractical, that the Funds be liquidated.

ADMINISTRATOR

BB&T Asset Management, Inc. ("BB&T Asset Management" or "Administrator"), 434 Fayetteville Street, Raleigh, NC 27601, serves as general manager and administrator to the Trust pursuant to a Management and Administration Agreement dated March 1, 2005 (the "Administration Agreement"). The Administrator assists in supervising all operations of each Fund (other than those performed by BB&T Ohio as fund accountant and dividend disbursing agent, and by the Trust's custodians). The Administrator provides financial services to institutional clients.

Under the Administration Agreement, the Administrator has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the Securities and Exchange Commission on Form N-SAR or any replacement forms therefor; compile data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Investment Advisers under the Investment Advisory Agreements by the fund accountant and dividend disbursing agent, and by the Trust's custodians. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

The Administrator receives a fee from each Fund for its services as Administrator and expenses assumed pursuant to the Administration Agreement, calculated daily and paid periodically, equal to the lesser of (a) a fee calculated at the annual rate of eight one-hundredths of one percent (0.08%) of each Fund's average daily net assets, or (b) such other fee as may from time to time be agreed upon by the Trust and the Administrator. The Administrator may voluntarily reduce all or a portion of its fee with respect to any Fund in order to increase the net income of one or more of the Funds available for distribution as dividends.

The Administration Agreement is terminable with respect to a particular Fund upon mutual agreement of the parties to the Administration Agreement, upon notice given at least 60 days prior to the expiration of the Agreement's then-current term, and for cause (as defined in the Administration Agreement) by the party alleging cause, on no less than 60 days' written notice by the Board of Trustees or by the Administrator.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

SUB-ADMINISTRATOR

BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or "Sub-Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as sub-administrator to the Trust pursuant to a Sub-Administration Agreement dated March 1, 2005 (the "Sub-Administration Agreement"). Under the Sub-Administration Agreement, the Sub-Administrator has agreed to assume many of the Administrator's duties, for which BISYS Ohio receives a fee, paid by the Administrator, calculated at an annual rate of three one-hundredths of one percent (0.03%) of each Fund's average net assets.

EXPENSES

BB&T Asset Management bears all expenses in connection with the performance of its services other than the cost of securities (including brokerage commissions) purchased for the Funds. The Funds will bear the following expenses relating to their operations: taxes, interest, fees of the Trustees of the Trust, Securities and Exchange Commission fees, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodians and fund accountant, certain insurance premiums, costs of maintenance of the Trust's existence, costs of Shareholders' reports and meetings, and any extraordinary expenses incurred in the Funds' operations. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees imposed upon customer accounts for cash management services are not included within Trust expenses for purposes of any such expense limitation.

DISTRIBUTOR

BISYS serves as distributor to the Trust pursuant to the Distribution Agreement dated March 1, 2005 (the "Distribution Agreement"). As distributor, BISYS acts as agent for the Funds in the distribution of their Shares and, in such capacity, advertises and pays the cost of advertising, office space and personnel involved in such activities. BISYS serves as distributor without remuneration from the Funds. Unless otherwise terminated, the Distribution Agreement will remain in effect for an initial term of two years, and thereafter continues for successive one-year periods if approved at least annually (i) by the Board of Trustees or by the vote of a majority of the outstanding Shares of the Trust, and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement automatically terminates in the event of any assignment, as defined in the 1940 Act.

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTING SERVICES

US Bank NA, US Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian to the Trust with respect to the Funds pursuant to a Custody Agreement dated as of March 1, 2005. The custodian's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on such Funds' investments.

BISYS Ohio serves as transfer agent and dividend disbursing agent for the Funds pursuant to an agreement dated as of March 1, 2005. Under this agreement, BISYS Ohio performs the following services, among others: maintenance of Shareholder records for each of the Trust's Shareholders of record; processing Shareholder purchase and redemption orders; processing transfers and exchanges of Shares on the Shareholder files and records; processing dividend payments and reinvestments; and assistance in the mailing of Shareholder reports and proxy solicitation materials.

In addition, BISYS Ohio provides certain fund accounting services to the Trust pursuant to a Fund Accounting Agreement dated March 1, 2005. Under the Fund Accounting Agreement, BISYS Ohio maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the daily net asset value per Share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with custodians, affirmation to custodians of portfolio trades and cash settlements, verification and reconciliation with custodians of daily trade activity; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

BISYS Ohio receives an annual fee of $14 per Variable Contract Owner account, subject to certain per-Fund base fees, for its services as transfer agent and, for its services as fund accountant, BISYS Ohio receives a fee, computed daily and paid periodically, at an annual rate equal to the greater of 0.03% of each Fund's average daily net assets or $30,000.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of KPMG LLP, 191 W. Nationwide Blvd., Suite 500, Columbus, Ohio 43215, serves as the independent registered public accounting firm for the Funds. Its services comprise auditing the Funds' financial statements and advising the Funds as to certain accounting and tax matters.

LEGAL COUNSEL

Ropes & Gray LLP, One Metro Center, 700 12th St., N.W., Washington, D.C. 20005-3948, is counsel to the Trust and has passed upon the legality of the Shares offered hereby.

CODE OF ETHICS

The Trust, BB&T Asset Management, the Sub-Adviser and BISYS each have adopted a code of ethics under Rule 17j-1 of the Investment Company Act of 1940, which is designed to prevent affiliated persons of the Trust, BB&T Asset Management, the Sub-Adviser and BISYS from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

The Trust is a Massachusetts business trust that was organized on November 8, 2004. The Trust's Declaration of Trust was filed with the Secretary of the Commonwealth of Massachusetts on the same date. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series or classes by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this SAI, the Trust's Shares will be fully paid and non-assessable by the Trust. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series, of any general assets not belonging to any particular series which are available for distribution.

Each Share represents an equal proportionate interest in the Fund with other Shares of the Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared at the discretion of the Trustees. Shares are without par value. Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested. Shareholders will vote in the aggregate and not by portfolio except as otherwise expressly required by law.

An annual or special meeting of Shareholders to conduct necessary business is not required by the Trust's Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Declaration of Trust, approve an investment advisory agreement and to satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of Shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from Shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of Shareholders (constituting a majority of votes attributable to all outstanding Shares of the Trust), by majority vote, has the power to remove one or more Trustees. In accordance with current laws, it is anticipated that an insurance company issuing a variable contract that participates in the Fund will request voting instructions from variable contract owners and will vote shares or other voting interests in the separate account in proportion of the voting instructions received.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy submitted to Shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to Fund.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES

As used in the Funds' Prospectuses and the SAI, "vote of a majority of the outstanding Shares of the Trust or the Fund" means the affirmative vote, at an annual or special meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or the Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or the Fund.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, reimburse any Shareholder for all legal and other expenses reasonably incurred in the defense of any claim made against the Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the Trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the Trust for payment.


DISCLOSURE OF PORTFOLIO HOLDINGS

Information regarding portfolio holdings may be made available to third parties in the following circumstances:

- Through disclosure in a Fund's latest annual or semi-annual report or Form
N-Q;

- In marketing materials, provided that the information regarding portfolio holdings contained therein is at least fifteen days old; or

- When a Fund has a legitimate business purpose for doing so (see example below), and either the recipients are subject to a confidentiality agreement or the Board has determined that the policies of the recipient are adequate to protect the information that is disclosed. Such disclosures will be authorized by the Fund's Chief Executive Officer or Chief Financial Officer and will be reported periodically to the Board.

Examples of instances in which a legitimate business purpose exists for the selective disclosure of portfolio securities include: for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Fund's adviser, to a newly hired investment adviser or sub-adviser prior to commencing its duties, and to a performance reporting bureau or rating agency for use in developing a rating.

It is the policy of the Fund to not disclose material information about its portfolio holdings, trading strategies implemented or to be implemented, or pending transactions to third parties other than the Fund's service providers. The Fund's service providers are prohibited from disclosing to other third parties material information about the Fund's portfolio holdings, trading strategies implemented or to be implemented, or pending transactions. However, the Fund may provide information regarding its portfolio holdings to its service providers where relevant to duties to be performed for the Fund. Such service providers include fund accountants, administrators, sub-administrators, investment advisers, custodians, independent public accountants, and attorneys.

In no event shall information regarding the Fund's portfolio holdings be disclosed for compensation.

Other than the service provider arrangements discussed above, the Fund does not have in place any ongoing arrangements to provide information regarding portfolio holdings to any person.

ADDITIONAL TAX INFORMATION

The following discussion summarizes certain U.S. federal tax considerations concerning an investment in a Fund. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal, state, local and foreign tax aspects of an investment in the Fund.

Each Fund intends to qualify annually and to elect to be treated as a regulated investment company under Subchapter M of the Code. If a Fund so qualifies, it generally will not be subject to federal income taxes to the extent that it distributes on a timely basis its investment company taxable income and its net capital gains.

To qualify to be taxed as a regulated investment company, each Fund generally must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (ii) diversify its holdings so that, at the end of each quarter of the taxable year (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses; and (iii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (which includes, among other items, dividends, interest, and net short-term capital gains in excess of any net long-term capital losses) and its net tax-exempt interest income, for such year.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years), if any, that it distributes to Shareholders. Each Fund intends to distribute to its Shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. To avoid the tax, each Fund may be required to distribute (or be deemed to have distributed) during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year,
(ii) at least 98% of its capital gains in excess of its capital losses for the twelve month period ending on October 31 of the calendar year (adjusted for certain ordinary losses), and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. The excise tax generally does not apply to any regulated investment company whose shareholders are solely either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Funds believe they are not subject to the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund during October, November, or December of that year to Shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to Shareholders (such as the Separate Accounts) for the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are actually received.

Each Fund also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on a Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of a Fund as assets of the related separate account, these regulations are imposed on the assets of the Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Fund to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Fund to qualify as a regulated investment company would also subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

In the event that rules or regulations are adopted, there can be no assurance that a given Fund will be able to operate as currently described, or that the Trust will not have to change a Fund's investment objective or investment policies. A Fund's investment objective and the investment policies of a Fund may be modified as necessary to prevent any such prospective rules and regulations from causing Variable Contract Owners to be considered the owners of the Shares of a Fund.

If a Fund invests in shares of a passive foreign investment company, the Fund may be subject to U.S. federal income tax on a portion of an "excess distribution" from, or of the gain from the sale of part or all of the shares in, such company. In addition, an interest charge may be imposed with respect to deferred taxes arising from such distributions or gains. A Fund may, however, be able to elect alternative tax treatment for such investments that would avoid this unfavorable result.

Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time that Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts, and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its Shareholders as ordinary income.

Distributions

Distributions of any investment company taxable income (which includes among other items, dividends, interest, and any net realized short-term capital gains in excess of net realized long-term capital losses) are treated as ordinary income for tax purposes in the hands of a Shareholder (such as a Separate Account). Net capital gains (the excess of any net long-term capital gains over net short term capital losses) will, to the extent distributed, be treated as long-term capital gains in the hands of a Shareholder regardless of the length of time the Shareholder may have held the Shares.

Hedging Transactions

The diversification requirements applicable to each Fund's assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, or forward contracts.

Other Taxes

Distributions may also be subject to additional state, foreign and local taxes, depending on each Shareholder's situation. Shareholders (such as Separate Accounts) are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.

MISCELLANEOUS

Individual Trustees are elected by the Shareholders and, subject to removal by a majority of the Board of Trustees present at a meeting of the Trustees (a quorum being present), serve for a term lasting until the next meeting of Shareholders at which Trustees are elected and until the election and qualification of his or her successor. Such meetings are not required to be held at any specific intervals. In accordance with current laws, it is anticipated that an insurance company issuing a Variable Contract that participates in the Funds will request voting instructions from variable contract owners and will vote shares or other voting interests in the Separate Account in proportion of the voting instructions received.

The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

The Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

The Prospectuses and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this SAI.

                              FINANCIAL STATEMENTS

An annual report for the Funds will be available once the Funds have completed their first annual period. Following is the Current Report of Independent Registered Public Accounting Firm and audited financial statement of the BB&T Variable Insurance Fund Total Return Bond Fund.

         BB&T VARIABLE INSURANCE FUNDS - BB&T VIF TOTAL RETURN BOND FUND FINANCIAL STATEMENT & REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             AS OF JANUARY 31, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholder and Board of Trustees of the BB&T Variable Insurance Funds:

We have audited the accompanying statement of assets and liabilities of the BB&T VIF Total Return Bond Fund (the "Fund"), a series of the BB&T Variable Insurance Funds, as of January 31, 2005. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of cash on deposit as of January 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the BB&T VIF Total Return Bond Fund as of January 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
February 4, 2005

         BB&T VARIABLE INSURANCE FUNDS - BB&T VIF TOTAL RETURN BOND FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                             AS OF JANUARY 31, 2005

ASSETS
Cash                                                      $   100,000
                                                          -----------
     TOTAL ASSETS                                             100,000
                                                          -----------
Net assets for shares of beneficial
     interest outstanding                                 $   100,000
                                                          ===========
Shares outstanding                                              9,881
                                                          ===========
Net asset value per share                                 $     10.12
                                                          ===========

               See accompanying notes to the financial statement.

        BB&T VARIABLE INSURANCE FUNDS - BB&T VIF TOTAL RETURN BOND FUND
                        NOTES TO THE FINANCIAL STATEMENT
                             AS OF JANUARY 31, 2005

1.    ORGANIZATION

      The BB&T VIF Total Return Bond Fund (the "Fund") is a diversified series of the BB&T Variable Insurance Funds (the "Trust"), an open-end investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated as of November 8, 2004. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value.

      On January 31, 2005, 9,881 shares of the Fund were issued for cash, at $10.12 per share, to BB&T Asset Management, Inc. (the "Advisor"). The Fund has had no operations except for the initial issuance of shares and its organization.

      Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      ORGANIZATION COSTS

      All costs incurred by the Trust in connection with the organization of the Fund will be paid by the Advisor. The organization costs are not subject to recoupment by the Advisor in subsequent fiscal periods.

      FEDERAL INCOME TAXES

      The Fund intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to make timely distributions in order to avoid tax liability.

3.    FEES AND TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Fund pays the Advisor a fee at an annualized rate of 0.80%, based on the average daily net assets of the Fund.

      In connection with organization, the Fund will enter into various agreements with service providers. See the Fund's latest Statement of Additional Information for more details.

                                    APPENDIX

                           DESCRIPTION OF BOND RATINGS

DESCRIPTION OF MOODY'S BOND RATINGS:

Excerpts from Moody's description of its bond ratings are listed as follows: Aaa
- judged to be the best quality and they carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards - together with the Aaa group, they comprise what are generally known as high-grade bonds; A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa - considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured -interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba - judged to have speculative elements, their future cannot be considered as well assured; B - generally lack characteristics of the desirable investment; Caa - are of poor standing - such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca - speculative in a high degree, often in default; C - lowest rated class of bonds, regarded as having extremely poor prospects.

Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P's BOND RATINGS:

Excerpts from S&P's description of its bond ratings are listed as follows: AAA - highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A - has a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C - predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and C the lowest within the speculative rating categories. D - interest or principal payments are in default.

S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY's COMMERCIAL PAPER RATINGS:

Excerpts from Moody's commercial paper ratings are listed as follows: PRIME - 1
- issuers (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations; PRIME - 2 - issuers (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations; PRIME - 3 - issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term promissory obligations; NOT PRIME - issuers do not fall within any of the Prime categories.

DESCRIPTION OF S&P's RATINGS FOR CORPORATE AND MUNICIPAL BONDS:

INVESTMENT GRADE RATINGS: AAA - the highest rating assigned by S&P, capacity to pay interest and repay principal is extremely strong; AA - has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree; A - has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB - regarded as having an adequate capacity to pay interest and repay principal - whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE RATINGS: BB, B, CCC, CC, C - debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal - while such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; CI - reserved for income bonds on which no interest is being paid; D -in default, and payment of interest and/or repayment of principal is in arrears. PLUS (+) OR MINUS (-) - the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P's RATINGS FOR SHORT-TERM CORPORATE DEMAND OBLIGATIONS AND COMMERCIAL PAPER:

An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. Excerpts from S&P's description of its commercial paper ratings are listed as follows: A-1 - the degree of safety regarding timely payment is strong - those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation; A-2 - capacity for timely payment is satisfactory - however, the relative degree of safety is not as high as for issues designated "A-1;" A-3 - has adequate capacity for timely payment - however, is more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations; B - regarded as having only speculative capacity for timely payment; C - a doubtful capacity for payment; D
- in payment default - the "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                     Part C
                                Other Information

      ITEM 23. Exhibits

            (a) Agreement and Declaration of Trust of BB&T Variable Insurance Funds (the "Registrant") (1)

            (b)     By-laws of Registrant (1)

            (c)(1) Article III, Article V, Article VIII, Section 4, and Article IX, Sections 1, 4, 5, and 7 of the Agreement and Declaration of Trust (1)

            (c)(2)  Article 9, Article 10, Section 6, Article 11 of the By-laws
                    (1)

            (d)(1)  Form of Investment Advisory Agreement (2)

            (d)(2) Form of Investment Sub-Advisory Agreement between BB&T Asset Management, Inc. and Scott and Stringfellow, Inc.(2)

            (e)     Form of Distribution Agreement (2)

            (f)     Not Applicable.

            (g)     Form of Custody Agreement (2)

            (h)(1) Form of Management and Administration Agreement between Registrant and BB&T Asset Management, Inc. (2)

            (h)(2) Form of Sub-Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. (2)

            (h)(3) Form of Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (2)

            (h)(4) Form of Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (2)

            (h)(5)  Form of Fund Participation Agreement (2)

            (h)(6)  Form of Variable Contract Owner Servicing Agreement (2)

            (h)(7)  Form of Expense Limitation Agreement (2)

            (h)(8)  Form of Compliance Services Agreement (2)

            (i)     Opinion and Consent of Counsel (2)

            (j)     Consent of Independent Registered Public Accountants (2)

            (k)     Not applicable.

            (l)     Purchase Agreement (2)

            (m)     Not applicable.

            (n)     Not applicable.

            (p)(1)  Form of Code of Ethics of Registrant (2)

            (p)(2)  Form of Code of Ethics of BB&T Asset Management, Inc. (2)

            (p)(3)  Form of Code of Ethics of Scott & Stringfellow, Inc. (2)

            (p)(4) Form of Code of Ethics of BISYS Fund Services Ohio, Inc. and Certain Affiliated Companies of BISYS Fund Services Ohio, Inc. (2)

(1) Previously filed on December 13, 2004 and incorporated by reference herein.

(2) Filed herewith.

ITEM 24. Persons Controlled By or Under Common Control With Registrant.

      Not applicable.

ITEM 25. Indemnification

      Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

      "Trustees, Officers, etc.

      Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interest of the Trust or (b) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of any undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

      Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in or not opposed to the best interests of the Trust, after notice that it involved indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Indemnification for the Group's principal underwriter is provided for in the Distribution Agreement incorporated herein by reference as Exhibit (e).

In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $3,000,000.

ITEM 26. Business and Other Connections of Investment Adviser

      BB&T Asset Management, Inc. ("BB&T Asset Management") is the investment adviser to each series of the Trust. BB&T Asset Management is a wholly-owned subsidiary of BB&T Corporation ("BB&T"), a financial holding company that is a North Carolina Corporation head quartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates over 1,400 banking offices in Alabama, Florida, Georgia, Virginia, Maryland, North Carolina, South Carolina, West Virginia, Kentucky, Tennessee, Indiana, and Washington, D.C. As of December 31, 2004, BB&T Corporation had assets of approximately $100.5 billion.

      BB&T and its subsidiaries also offer full-service commercial and retail banking and additional financial services such as insurance, investments, retail brokerage, corporate finance, international banking, leasing and trust. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. BB&T Asset Management employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 20 years.

      Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of BB&T) in which each director or senior officer of the Registrant's investment adviser is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

      Name and Position with BB&T Asset         Other business, profession,
      Management, Inc.                          vocation, or employment

      None.

ITEM 27. Principal Underwriter

      (a) BISYS Fund Services Ohio, Inc. ("BISYS") acts as distributor for the Registrant. BISYS also distributes the securities of Alpine Equity Trust, Ambassador Funds American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds, The Coventry Group, The Eureka Funds, The Hirtle Callaghan Trust, HSBC Advisor Funds Trust, HSBC Investor Funds, The Infinity Mutual Funds, Inc., LEADER Mutual Funds, Legacy Funds Group, MMA Praxis Mutual Funds, The M.S.D.&T. Funds Inc., Old Westbury Funds, Inc., Pacific Capital Funds, USAllianz Variable Insurance Products Trust, The Victory Portfolios, The Variable Insurance Funds, The Willamette Funds, Vintage Mutual Funds, Inc. and Van Ness Funds, each of which is a management investment company.

      (b)   Partners of BISYS Fund Services Ohio, Inc. are as follows:

Name and Principal               Positions and Offices with BISYS     Position and Offices with
 Business Address                         Fund Services                      Registrant
------------------               --------------------------------     --------------------------
WC Subsidiary Corporation             Sole Limited Partner                      None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Service, Inc.              Sole General Partner                      None
3435 Stelzer Road
Columbus, OH 43219


      (c) Not Applicable

ITEM 28. Location of Accounts and Records

      The accounts, books, and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder are in the possession of: BB&T Asset Management, Inc., 434 Fayetteville Street Mall, Raleigh, North Carolina 27601; BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as distributor); BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 (records relating to its functions as sub-administrator, principal underwriter and distributor); and Ropes & Gray LLP, One

Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005 (records relating to its functions as legal counsel).

ITEM 29. Management Services

      Not applicable.

ITEM 30. Undertakings

      (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested to do so by the holders of at least 10% of the Registrant's outstanding shares and, in connection with such meeting, to comply with the shareholder communications provisions of
            Section 16(c) of the Investment Company Act of 1940.

      (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, D.C. on February 11, 2005.

                                   BB&T VARIABLE INSURANCE FUNDS

                                   /s/ KEITH F. KARLAWISH
                                   ------------------------------
                                   Keith F. Karlawish*, President

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity and on the date indicated.

     Signatures                            Title                   Date

                                      *   President and        February 11, 2005
------------------------------            Principal Executive
     Keith F. Karlawish                   Officer

                                      *   Treasurer and        February 11, 2005
------------------------------            Principal Financial
     Troy A. Sheets                       Officer


                                      *   Sole Trustee         February 11, 2005
------------------------------
     George O. Martinez


          /s/ ALAN G. PRIEST
* By:    -----------------------------
         Alan G. Priest
         as Attorney-in-Fact
         Date: February 11, 2005

                                  EXHIBIT LIST

ITEM NUMBER      ITEM
-----------      ----
(d)(1)           Form of Investment Advisory Agreement
(d)(2)           Form of Investment Sub-Advisory Agreement
(e)              Form of Distribution Agreement
(g)              Form of Custody Agreement
(h)(1)           Form of Management and Administration Agreement between
                 Registrant and BB&T Asset Management, Inc.
(h)(2)           Form of Sub-Administration Agreement between Registrant and
                 BISYS Fund Services Ohio, Inc.
(h)(3)           Form of Fund Accounting Agreement between Registrant and BISYS
                 Fund Services Ohio, Inc.
(h)(4)           Form of Transfer Agency Agreement between Registrant and BISYS
                 Fund Services Ohio, Inc.
(h)(5)           Form of Fund Participation Agreement
(h)(6)           Form of Variable Contract Owner Servicing Agreement
(h)(7)           Form of Expense Limitation Agreement
(h)(8)           Form of Compliance Services Agreement
(i)              Opinion and Consent of Counsel
(j)              Consent of Independent Registered Public Accountants
(l)              Purchase Agreement
(p)(1)           Form of Code of Ethics of Registrant
(p)(2)           Form of Code of Ethics of BB&T Asset Management, Inc.
(p)(3)           Form of Code of Ethics of Scott & Stringfellow, Inc.
(p)(4)           Form of Code of Ethics of BISYS Fund Services Ohio, Inc. and
                 Certain Affiliated Companies of BISYS Fund Services Ohio, Inc.